UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Shareholders.

Semi-Annual Report
June 30, 2018
State Street Master Funds
State Street Equity 500 Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	2
Financial Statements (Unaudited)	9
Financial Highlights (Unaudited)	12
Notes to Financial Statements (Unaudited)	13
Other Information (Unaudited)	19
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Equity 500 Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	97.9%
Short-Term Investments	1.9
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2018

Description	% of Net Assets
Information Technology	25.4%%
Health Care	13.8%
Financials	13.6%
Consumer Discretionary	12.7%
Industrials	9.4%
TOTAL	74.9%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.9%
CONSUMER DISCRETIONARY — 12.7%
Advance Auto Parts, Inc.	4,300	$ 583,510
Amazon.com, Inc. (a)	26,202	44,538,160
Aptiv PLC	17,781	1,629,273
AutoZone, Inc. (a)	1,588	1,065,437
Best Buy Co., Inc.	16,013	1,194,250
Booking Holdings, Inc. (a)	3,108	6,300,196
BorgWarner, Inc.	13,223	570,705
CarMax, Inc. (a)(b)	11,997	874,221
Carnival Corp.	27,049	1,550,178
CBS Corp. Class B	23,118	1,299,694
Charter Communications, Inc. Class A (a)	11,800	3,459,878
Chipotle Mexican Grill, Inc. (a)	1,614	696,231
Comcast Corp. Class A	296,830	9,738,992
D.R. Horton, Inc.	22,479	921,639
Darden Restaurants, Inc.	8,117	869,006
Discovery, Inc. Class A (a)(b)	12,597	346,418
Discovery, Inc. Class C (a)	20,660	526,830
DISH Network Corp. Class A (a)	15,100	507,511
Dollar General Corp.	17,287	1,704,498
Dollar Tree, Inc. (a)	15,782	1,341,470
Expedia Group, Inc.	7,923	952,265
Foot Locker, Inc.	8,000	421,200
Ford Motor Co.	251,860	2,788,090
Gap, Inc.	15,364	497,640
Garmin, Ltd.	6,260	381,860
General Motors Co.	83,877	3,304,754
Genuine Parts Co.	9,220	846,304
Goodyear Tire & Rubber Co.	14,413	335,679
H&R Block, Inc. (b)	16,351	372,476
Hanesbrands, Inc. (b)	23,400	515,268
Harley-Davidson, Inc.	12,385	521,161
Hasbro, Inc.	7,628	704,141
Hilton Worldwide Holdings, Inc.	18,700	1,480,292
Home Depot, Inc.	74,710	14,575,921
Interpublic Group of Cos., Inc.	23,128	542,120
Kohl's Corp.	11,188	815,605
L Brands, Inc.	17,746	654,472
Leggett & Platt, Inc. (b)	9,844	439,436
Lennar Corp. Class A	18,125	951,563
LKQ Corp. (a)	20,800	663,520
Lowe's Cos., Inc.	52,812	5,047,243
Macy's, Inc.	17,961	672,280
Marriott International, Inc. Class A	19,952	2,525,923
Mattel, Inc. (b)	17,143	281,488
McDonald's Corp.	51,615	8,087,554
MGM Resorts International	35,300	1,024,759
Michael Kors Holdings, Ltd. (a)	8,886	591,808
Mohawk Industries, Inc. (a)	4,169	893,292
Netflix, Inc. (a)	28,096	10,997,617
Newell Brands, Inc. (b)	34,450	888,466
News Corp. Class A	28,814	446,617
Security Description	Shares	Value
News Corp. Class B	7,500	$ 118,875
NIKE, Inc. Class B	82,502	6,573,759
Nordstrom, Inc. (b)	7,756	401,606
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	609,525
Omnicom Group, Inc.	14,950	1,140,236
O'Reilly Automotive, Inc. (a)	5,620	1,537,463
PulteGroup, Inc.	19,543	561,861
PVH Corp.	4,751	711,320
Ralph Lauren Corp.	4,136	519,978
Ross Stores, Inc.	25,044	2,122,479
Royal Caribbean Cruises, Ltd.	11,300	1,170,680
Starbucks Corp.	88,392	4,317,949
Tapestry, Inc.	19,000	887,490
Target Corp.	33,744	2,568,593
Tiffany & Co.	6,581	866,060
TJX Cos., Inc.	41,675	3,966,626
Tractor Supply Co.	8,274	632,878
TripAdvisor, Inc. (a)	7,215	401,948
Twenty-First Century Fox, Inc. Class A	67,809	3,369,429
Twenty-First Century Fox, Inc. Class B	28,600	1,409,122
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	840,456
Under Armour, Inc. Class A (a)(b)	14,376	323,172
Under Armour, Inc. Class C (a)(b)	14,478	305,196
VF Corp.	21,928	1,787,571
Viacom, Inc. Class B	24,341	734,125
Walt Disney Co.	96,093	10,071,507
Whirlpool Corp.	4,559	666,663
Wynn Resorts, Ltd.	5,359	896,775
Yum! Brands, Inc.	21,690	1,696,592
		194,148,845
CONSUMER STAPLES — 6.7%
Altria Group, Inc.	121,970	6,926,676
Archer-Daniels-Midland Co.	35,692	1,635,764
British American Tobacco PLC ADR	1	51
Brown-Forman Corp. Class B	17,327	849,196
Campbell Soup Co. (b)	14,083	570,925
Church & Dwight Co., Inc.	16,200	861,192
Clorox Co.	8,179	1,106,210
Coca-Cola Co.	247,722	10,865,087
Colgate-Palmolive Co.	55,679	3,608,556
Conagra Brands, Inc.	26,151	934,375
Constellation Brands, Inc. Class A	10,576	2,314,769
Costco Wholesale Corp.	28,234	5,900,341
Coty, Inc. Class A (b)	28,940	408,054
Estee Lauder Cos., Inc. Class A	14,963	2,135,071
General Mills, Inc.	37,022	1,638,594
Hershey Co.	8,615	801,712
Hormel Foods Corp. (b)	15,998	595,286
J.M. Smucker Co.	7,355	790,515

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Kellogg Co. (b)	17,307	$ 1,209,240
Kimberly-Clark Corp.	23,273	2,451,578
Kraft Heinz Co.	39,651	2,490,876
Kroger Co.	51,310	1,459,770
McCormick & Co., Inc.	8,061	935,802
Molson Coors Brewing Co. Class B	11,409	776,268
Mondelez International, Inc. Class A	94,294	3,866,054
Monster Beverage Corp. (a)	27,287	1,563,545
PepsiCo, Inc.	91,638	9,976,629
Philip Morris International, Inc.	100,287	8,097,172
Procter & Gamble Co.	162,813	12,709,183
Sysco Corp.	32,435	2,214,986
Tyson Foods, Inc. Class A	19,191	1,321,300
Walmart, Inc.	93,399	7,999,624
Walgreens Boots Alliance, Inc.	56,613	3,397,629
		102,412,030
ENERGY — 6.2%
Anadarko Petroleum Corp.	32,944	2,413,148
Andeavor	9,349	1,226,402
Apache Corp.	24,970	1,167,347
Baker Hughes a GE Co.	28,094	927,945
Cabot Oil & Gas Corp.	30,622	728,804
Chevron Corp.	123,834	15,656,333
Cimarex Energy Co.	6,942	706,279
Concho Resources, Inc. (a)(b)	9,900	1,369,665
ConocoPhillips	75,103	5,228,671
Devon Energy Corp.	34,550	1,518,818
EOG Resources, Inc.	37,063	4,611,749
EQT Corp.	16,243	896,289
Exxon Mobil Corp.	274,872	22,740,161
Halliburton Co.	58,767	2,648,041
Helmerich & Payne, Inc.	7,974	508,422
Hess Corp.	16,544	1,106,628
HollyFrontier Corp.	10,400	711,672
Kinder Morgan, Inc.	125,976	2,225,996
Marathon Oil Corp.	55,089	1,149,156
Marathon Petroleum Corp.	29,002	2,034,780
National Oilwell Varco, Inc.	26,341	1,143,199
Newfield Exploration Co. (a)	15,685	474,471
Noble Energy, Inc.	32,895	1,160,536
Occidental Petroleum Corp.	50,835	4,253,873
ONEOK, Inc.	27,904	1,948,536
Phillips 66	27,392	3,076,395
Pioneer Natural Resources Co.	11,524	2,180,802
Schlumberger, Ltd.	89,093	5,971,904
TechnipFMC PLC	29,109	923,920
Valero Energy Corp.	28,786	3,190,352
Williams Cos., Inc.	54,910	1,488,610
		95,388,904
FINANCIALS — 13.6%
Affiliated Managers Group, Inc.	3,376	501,910
Aflac, Inc.	51,874	2,231,619
Allstate Corp.	23,567	2,150,960
American Express Co.	45,752	4,483,696
Security Description	Shares	Value
American International Group, Inc.	57,032	$ 3,023,837
Ameriprise Financial, Inc.	9,463	1,323,684
Aon PLC	16,382	2,247,119
Arthur J Gallagher & Co.	12,000	783,360
Assurant, Inc.	3,946	408,372
Bank of America Corp.	611,566	17,240,045
Bank of New York Mellon Corp.	64,491	3,478,000
BB&T Corp.	51,639	2,604,671
Berkshire Hathaway, Inc. Class B (a)	124,919	23,316,131
BlackRock, Inc.	7,918	3,951,399
Brighthouse Financial, Inc. (a)	7,075	283,495
Capital One Financial Corp.	32,368	2,974,619
Cboe Global Markets, Inc.	7,500	780,525
Charles Schwab Corp.	79,189	4,046,558
Chubb, Ltd.	30,841	3,917,424
Cincinnati Financial Corp.	9,205	615,446
Citigroup, Inc.	164,993	11,041,332
Citizens Financial Group, Inc.	32,400	1,260,360
CME Group, Inc.	22,592	3,703,281
Comerica, Inc.	11,017	1,001,666
Discover Financial Services	23,777	1,674,139
E*TRADE Financial Corp. (a)	16,989	1,039,047
Everest Re Group, Ltd.	2,700	622,296
Fifth Third Bancorp	46,254	1,327,490
Franklin Resources, Inc.	22,151	709,940
Goldman Sachs Group, Inc.	23,088	5,092,520
Hartford Financial Services Group, Inc.	22,230	1,136,620
Huntington Bancshares, Inc.	75,965	1,121,243
Intercontinental Exchange, Inc.	37,525	2,759,964
Invesco, Ltd.	28,289	751,356
Jefferies Financial Group, Inc.	17,509	398,155
JPMorgan Chase & Co.	221,072	23,035,702
KeyCorp	71,879	1,404,516
Lincoln National Corp.	14,310	890,797
Loews Corp.	16,912	816,511
M&T Bank Corp.	9,834	1,673,255
Marsh & McLennan Cos., Inc.	33,734	2,765,176
MetLife, Inc.	64,526	2,813,334
Moody's Corp.	11,034	1,881,959
Morgan Stanley	87,255	4,135,887
MSCI, Inc.	6,000	992,580
Nasdaq, Inc.	6,925	632,045
Northern Trust Corp.	13,310	1,369,466
People's United Financial, Inc.	22,434	405,831
PNC Financial Services Group, Inc.	30,642	4,139,734
Principal Financial Group, Inc.	18,426	975,657
Progressive Corp.	37,852	2,238,946
Prudential Financial, Inc.	28,037	2,621,740
Raymond James Financial, Inc.	7,800	696,930
Regions Financial Corp.	76,243	1,355,600
S&P Global, Inc.	15,998	3,261,832
State Street Corp. (c)	24,147	2,247,844
SunTrust Banks, Inc.	31,082	2,052,034
SVB Financial Group (a)	3,500	1,010,660

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	47,471	$ 1,584,582
T Rowe Price Group, Inc.	15,120	1,755,281
Torchmark Corp.	6,384	519,721
Travelers Cos., Inc.	18,098	2,214,109
Unum Group	14,124	522,447
US Bancorp	100,130	5,008,503
Wells Fargo & Co.	284,246	15,758,598
Willis Towers Watson PLC	8,379	1,270,256
XL Group, Ltd.	15,420	862,749
Zions Bancorp	12,058	635,336
		207,551,897
HEALTH CARE — 13.8%
Abbott Laboratories	115,549	7,047,334
AbbVie, Inc.	97,863	9,067,007
ABIOMED, Inc. (a)	2,800	1,145,340
Aetna, Inc.	21,515	3,948,002
Agilent Technologies, Inc.	20,275	1,253,806
Alexion Pharmaceuticals, Inc. (a)	14,427	1,791,112
Align Technology, Inc. (a)	4,500	1,539,630
Allergan PLC	21,626	3,605,487
AmerisourceBergen Corp.	10,552	899,769
Amgen, Inc.	42,991	7,935,709
Anthem, Inc.	16,919	4,027,230
Baxter International, Inc.	31,070	2,294,209
Becton Dickinson and Co.	17,677	4,234,702
Biogen, Inc. (a)	13,447	3,902,857
Boston Scientific Corp. (a)	87,477	2,860,498
Bristol-Myers Squibb Co.	105,112	5,816,898
Cardinal Health, Inc.	20,924	1,021,719
Celgene Corp. (a)	45,065	3,579,062
Centene Corp. (a)	13,800	1,700,298
Cerner Corp. (a)	20,963	1,253,378
Cigna Corp.	16,111	2,738,064
Cooper Cos., Inc.	3,300	776,985
CVS Health Corp.	67,027	4,313,187
Danaher Corp.	40,778	4,023,973
DaVita, Inc. (a)	9,072	629,960
DENTSPLY SIRONA, Inc.	14,366	628,800
Edwards Lifesciences Corp. (a)	14,190	2,065,638
Eli Lilly & Co.	62,557	5,337,989
Envision Healthcare Corp. (a)	9,118	401,283
Express Scripts Holding Co. (a)	37,447	2,891,283
Gilead Sciences, Inc.	83,646	5,925,483
HCA Healthcare, Inc.	18,600	1,908,360
Henry Schein, Inc. (a)(b)	11,000	799,040
Hologic, Inc. (a)	17,600	699,600
Humana, Inc.	9,117	2,713,493
IDEXX Laboratories, Inc. (a)	5,400	1,176,876
Illumina, Inc. (a)	9,300	2,597,397
Incyte Corp. (a)	11,900	797,300
Intuitive Surgical, Inc. (a)	7,456	3,567,547
IQVIA Holdings, Inc. (a)	10,000	998,200
Johnson & Johnson	174,041	21,118,135
Laboratory Corp. of America Holdings (a)	6,447	1,157,430
McKesson Corp.	13,431	1,791,695
Medtronic PLC	87,304	7,474,095
Security Description	Shares	Value
Merck & Co., Inc.	173,998	$ 10,561,679
Mettler-Toledo International, Inc. (a)	1,600	925,808
Mylan NV (a)	34,707	1,254,311
Nektar Therapeutics (a)	10,700	522,481
PerkinElmer, Inc.	7,032	514,953
Perrigo Co. PLC	8,714	635,338
Pfizer, Inc.	378,948	13,748,233
Quest Diagnostics, Inc.	8,458	929,873
Regeneron Pharmaceuticals, Inc. (a)	5,158	1,779,458
ResMed, Inc.	9,500	984,010
Stryker Corp.	21,095	3,562,102
Thermo Fisher Scientific, Inc.	26,612	5,512,410
UnitedHealth Group, Inc.	62,322	15,290,079
Universal Health Services, Inc. Class B	5,300	590,632
Varian Medical Systems, Inc. (a)	6,031	685,845
Vertex Pharmaceuticals, Inc. (a)	17,148	2,914,474
Waters Corp. (a)	5,415	1,048,290
Zimmer Biomet Holdings, Inc.	13,427	1,496,305
Zoetis, Inc.	31,928	2,719,946
		211,132,087
INDUSTRIALS — 9.4%
3M Co.	38,243	7,523,163
Alaska Air Group, Inc.	9,000	543,510
Allegion PLC	5,437	420,606
American Airlines Group, Inc. (b)	28,100	1,066,676
AMETEK, Inc.	15,701	1,132,984
AO Smith Corp.	9,700	573,755
Arconic, Inc.	28,263	480,754
Boeing Co.	35,424	11,885,106
C.H. Robinson Worldwide, Inc.	9,582	801,630
Caterpillar, Inc.	38,355	5,203,623
Cintas Corp.	5,722	1,058,971
Copart, Inc. (a)	13,200	746,592
CSX Corp.	55,859	3,562,687
Cummins, Inc.	9,844	1,309,252
Deere & Co.	20,954	2,929,369
Delta Air Lines, Inc.	43,166	2,138,444
Dover Corp.	10,545	771,894
Eaton Corp. PLC	28,199	2,107,593
Emerson Electric Co.	42,169	2,915,565
Equifax, Inc.	8,395	1,050,298
Expeditors International of Washington, Inc.	11,844	865,796
Fastenal Co.	17,642	849,109
FedEx Corp.	16,350	3,712,431
Flowserve Corp. (b)	9,555	386,022
Fluor Corp.	9,256	451,508
Fortive Corp.	19,739	1,522,074
Fortune Brands Home & Security, Inc.	10,100	542,269
General Dynamics Corp.	18,289	3,409,253
General Electric Co.	560,249	7,624,989
Harris Corp.	7,498	1,083,761
Honeywell International, Inc.	48,103	6,929,237

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Huntington Ingalls Industries, Inc.	3,200	$ 693,728
IHS Markit, Ltd. (a)	23,400	1,207,206
Illinois Tool Works, Inc.	20,371	2,822,198
Ingersoll-Rand PLC	16,716	1,499,927
Jacobs Engineering Group, Inc.	7,057	448,049
JB Hunt Transport Services, Inc.	5,500	668,525
Johnson Controls International PLC	58,993	1,973,316
Kansas City Southern	7,004	742,144
L3 Technologies, Inc.	5,365	1,031,797
Lockheed Martin Corp.	15,890	4,694,383
Masco Corp.	21,639	809,731
Nielsen Holdings PLC	23,375	722,989
Norfolk Southern Corp.	18,868	2,846,615
Northrop Grumman Corp.	11,486	3,534,242
PACCAR, Inc.	23,635	1,464,425
Parker-Hannifin Corp.	8,414	1,311,322
Pentair PLC	11,791	496,165
Quanta Services, Inc. (a)	11,593	387,206
Raytheon Co.	19,136	3,696,692
Republic Services, Inc.	13,414	916,981
Robert Half International, Inc.	6,974	454,007
Rockwell Automation, Inc.	8,379	1,392,841
Rockwell Collins, Inc.	10,800	1,454,544
Roper Technologies, Inc.	6,835	1,885,845
Snap-on, Inc.	3,572	574,092
Southwest Airlines Co.	35,927	1,827,966
Stanley Black & Decker, Inc.	9,650	1,281,617
Stericycle, Inc. (a)	6,604	431,175
Textron, Inc.	17,106	1,127,456
TransDigm Group, Inc. (a)	3,400	1,173,476
Union Pacific Corp.	50,938	7,216,896
United Continental Holdings, Inc. (a)	16,100	1,122,653
United Parcel Service, Inc. Class B	44,255	4,701,209
United Rentals, Inc. (a)	5,600	826,672
United Technologies Corp.	47,827	5,979,810
Verisk Analytics, Inc. (a)	10,300	1,108,692
W.W. Grainger, Inc.	3,212	990,581
Waste Management, Inc.	26,404	2,147,701
Xylem, Inc.	11,434	770,423
		144,034,218
INFORMATION TECHNOLOGY — 25.4%
Accenture PLC Class A	41,382	6,769,681
Activision Blizzard, Inc.	49,600	3,785,472
Adobe Systems, Inc. (a)	31,813	7,756,328
Advanced Micro Devices, Inc. (a)(b)	57,800	866,422
Akamai Technologies, Inc. (a)	10,234	749,436
Alliance Data Systems Corp.	2,904	677,213
Alphabet, Inc. Class A (a)	19,423	21,932,257
Alphabet, Inc. Class C (a)	19,745	22,028,509
Amphenol Corp. Class A	20,580	1,793,547
Analog Devices, Inc.	23,970	2,299,202
ANSYS, Inc. (a)	5,600	975,408
Security Description	Shares	Value
Apple, Inc.	319,764	$ 59,191,514
Applied Materials, Inc.	65,253	3,014,036
Autodesk, Inc. (a)	14,270	1,870,654
Automatic Data Processing, Inc.	29,065	3,898,779
Broadcom, Inc.	26,435	6,414,188
Broadridge Financial Solutions, Inc.	7,000	805,700
CA, Inc.	19,459	693,713
Cadence Design Systems, Inc. (a)	16,600	718,946
Cars.com, Inc. (a)	1	28
Cisco Systems, Inc.	304,529	13,103,883
Citrix Systems, Inc. (a)	8,578	899,318
Cognizant Technology Solutions Corp. Class A	38,027	3,003,753
Corning, Inc.	56,850	1,563,944
DXC Technology Co.	19,291	1,555,048
eBay, Inc. (a)	62,458	2,264,727
Electronic Arts, Inc. (a)	20,121	2,837,463
F5 Networks, Inc. (a)	3,759	648,240
Facebook, Inc. Class A (a)	155,807	30,276,416
Fidelity National Information Services, Inc.	22,386	2,373,588
Fiserv, Inc. (a)	27,684	2,051,108
FleetCor Technologies, Inc. (a)	6,000	1,263,900
FLIR Systems, Inc.	8,239	428,181
Gartner, Inc. (a)(b)	6,000	797,400
Global Payments, Inc.	10,575	1,179,007
Hewlett Packard Enterprise Co.	104,163	1,521,821
HP, Inc.	108,763	2,467,832
Intel Corp. (a)	302,020	15,013,414
International Business Machines Corp.	55,047	7,690,066
Intuit, Inc.	16,126	3,294,622
IPG Photonics Corp. (a)	2,500	551,575
Juniper Networks, Inc.	22,844	626,382
KLA-Tencor Corp.	9,873	1,012,279
Lam Research Corp.	10,681	1,846,211
Mastercard, Inc. Class A	59,349	11,663,266
Microchip Technology, Inc. (b)	16,206	1,473,936
Micron Technology, Inc. (a)	76,928	4,034,104
Microsoft Corp.	499,677	49,273,149
Motorola Solutions, Inc.	10,428	1,213,506
NetApp, Inc.	16,843	1,322,681
NVIDIA Corp.	39,212	9,289,323
Oracle Corp.	196,070	8,638,844
Paychex, Inc.	21,131	1,444,304
PayPal Holdings, Inc. (a)	71,758	5,975,289
Qorvo, Inc. (a)	7,600	609,292
QUALCOMM, Inc.	95,285	5,347,394
Red Hat, Inc. (a)	11,330	1,522,412
salesforce.com, Inc. (a)	45,405	6,193,242
Seagate Technology PLC	18,476	1,043,340
Skyworks Solutions, Inc.	11,800	1,140,470
Symantec Corp.	39,403	813,672
Synopsys, Inc. (a)	9,400	804,358
Take-Two Interactive Software, Inc. (a)	7,600	899,536

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
TE Connectivity, Ltd.	22,949	$ 2,066,787
Texas Instruments, Inc.	63,106	6,957,437
Total System Services, Inc.	10,899	921,184
Twitter, Inc. (a)	42,500	1,855,975
VeriSign, Inc. (a)	5,720	786,042
Visa, Inc. Class A	115,740	15,329,763
Western Digital Corp.	19,506	1,509,959
Western Union Co.	27,940	568,020
Xerox Corp.	15,823	379,752
Xilinx, Inc.	16,042	1,046,901
		388,635,149
MATERIALS — 2.5%
Air Products & Chemicals, Inc.	14,007	2,181,310
Albemarle Corp. (b)	7,100	669,743
Avery Dennison Corp.	5,818	594,018
Ball Corp.	23,216	825,329
CF Industries Holdings, Inc.	16,730	742,812
DowDuPont, Inc.	150,032	9,890,109
Eastman Chemical Co.	8,972	896,841
Ecolab, Inc.	17,165	2,408,764
FMC Corp.	8,622	769,169
Freeport-McMoRan, Inc.	90,364	1,559,683
International Flavors & Fragrances, Inc.	5,280	654,509
International Paper Co.	27,508	1,432,617
LyondellBasell Industries NV Class A	20,652	2,268,622
Martin Marietta Materials, Inc.	4,055	905,603
Mosaic Co.	20,816	583,889
Newmont Mining Corp.	33,373	1,258,496
Nucor Corp.	21,906	1,369,125
Packaging Corp. of America	6,300	704,277
PPG Industries, Inc.	15,488	1,606,570
Praxair, Inc.	19,100	3,020,665
Sealed Air Corp.	11,269	478,369
Sherwin-Williams Co.	5,187	2,114,066
Vulcan Materials Co. (b)	8,390	1,082,813
WestRock Co.	16,448	937,865
		38,955,264
REAL ESTATE — 2.8%
Alexandria Real Estate Equities, Inc. REIT	6,700	845,339
American Tower Corp. REIT	29,282	4,221,586
Apartment Investment & Management Co. Class A, REIT	11,865	501,889
AvalonBay Communities, Inc. REIT	9,129	1,569,184
Boston Properties, Inc. REIT	9,821	1,231,750
CBRE Group, Inc. Class A (a)	20,108	959,956
Crown Castle International Corp. REIT	26,642	2,872,540
Digital Realty Trust, Inc. REIT	13,300	1,484,014
Duke Realty Corp. REIT	26,000	754,780
Equinix, Inc. REIT	5,338	2,294,753
Equity Residential REIT	24,138	1,537,349
Essex Property Trust, Inc. REIT	4,455	1,065,057
Security Description	Shares	Value
Extra Space Storage, Inc. REIT	7,500	$ 748,575
Federal Realty Investment Trust REIT	5,400	683,370
GGP, Inc. REIT	42,942	877,305
HCP, Inc. REIT	32,677	843,720
Host Hotels & Resorts, Inc. REIT	48,759	1,027,352
Iron Mountain, Inc. REIT	18,074	632,771
Kimco Realty Corp. REIT	23,116	392,741
Macerich Co. REIT	7,245	411,733
Mid-America Apartment Communities, Inc. REIT	6,900	694,623
Prologis, Inc. REIT	33,547	2,203,702
Public Storage REIT	9,452	2,144,281
Realty Income Corp. REIT	19,800	1,065,042
Regency Centers Corp. REIT	10,899	676,610
SBA Communications Corp. REIT (a)	7,700	1,271,424
Simon Property Group, Inc. REIT	20,335	3,460,814
SL Green Realty Corp. REIT	6,100	613,233
UDR, Inc. REIT	17,800	668,212
Ventas, Inc. REIT	23,803	1,355,581
Vornado Realty Trust REIT	10,446	772,168
Welltower, Inc. REIT	23,881	1,497,100
Weyerhaeuser Co. REIT	49,998	1,822,927
		43,201,481
TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	470,600	15,110,966
CenturyLink, Inc.	67,987	1,267,278
Verizon Communications, Inc.	267,651	13,465,522
		29,843,766
UTILITIES — 2.9%
AES Corp.	37,259	499,643
Alliant Energy Corp.	14,700	622,104
Ameren Corp.	16,456	1,001,348
American Electric Power Co., Inc.	33,143	2,295,153
American Water Works Co., Inc.	12,300	1,050,174
CenterPoint Energy, Inc.	26,535	735,285
CMS Energy Corp.	18,801	888,911
Consolidated Edison, Inc.	19,600	1,528,408
Dominion Energy, Inc.	42,068	2,868,196
DTE Energy Co.	11,439	1,185,424
Duke Energy Corp.	44,691	3,534,164
Edison International	21,305	1,347,967
Entergy Corp.	12,200	985,638
Evergy, Inc.	17,899	1,005,029
Eversource Energy	22,043	1,291,940
Exelon Corp.	64,459	2,745,953
FirstEnergy Corp.	29,729	1,067,568
NextEra Energy, Inc.	30,257	5,053,827
NiSource, Inc.	23,078	606,490
NRG Energy, Inc.	19,998	613,939
PG&E Corp.	33,712	1,434,783
Pinnacle West Capital Corp.	6,556	528,151

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
PPL Corp. (b)	44,756	$ 1,277,784
Public Service Enterprise Group, Inc.	33,936	1,837,295
SCANA Corp.	9,501	365,978
Sempra Energy	16,924	1,965,046
Southern Co.	66,984	3,102,029
WEC Energy Group, Inc.	20,287	1,311,555
Xcel Energy, Inc.	33,700	1,539,416
		44,289,198
TOTAL COMMON STOCKS (Cost $446,081,662)		1,499,592,839

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	28,542,601	28,542,601
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	312,375	312,375
TOTAL SHORT-TERM INVESTMENTS (Cost $28,854,976)		28,854,976
TOTAL INVESTMENTS — 99.8% (Cost $474,936,638)		1,528,447,815
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,917,088
NET ASSETS — 100.0%		$ 1,531,364,903

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

At June 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	243	09/21/2018	$33,826,477	$33,067,440	$(759,038)
During the period ended June 30, 2018, average notional value related to futures contracts was $30,637,903 or 2% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Consumer Discretionary	$ 194,148,845	$—	$—	$ 194,148,845
Consumer Staples	102,412,030	—	—	102,412,030
Energy	95,388,904	—	—	95,388,904
Financials	207,551,897	—	—	207,551,897
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Health Care	211,132,087	$—	$—	211,132,087
Industrials	144,034,218	—	—	144,034,218
Information Technology	388,635,149	—	—	388,635,149
Materials	38,955,264	—	—	38,955,264
Real Estate	43,201,481	—	—	43,201,481
Telecommunication Services	29,843,766	—	—	29,843,766
Utilities	44,289,198	—	—	44,289,198
Short-Term Investments	28,854,976	—	—	28,854,976
TOTAL INVESTMENTS	$1,528,447,815	$—	$—	$1,528,447,815
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(759,038)	—	—	(759,038)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (759,038)	$—	$—	$ (759,038)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	25,847	$ 2,522,926	$ —	$ 177,639	$110,839	$(208,282)	24,147	$ 2,247,844	$ 20,283	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,556,254	27,556,254	155,736,649	154,750,302	—	—	28,542,601	28,542,601	196,058	—
State Street Navigator Securities Lending Government Money Market Portfolio	818,690	818,690	112,421,834	112,928,149	—	—	312,375	312,375	5,420	—
Total		$30,897,870	$268,158,483	$267,856,090	$110,839	$(208,282)		$31,102,820	$221,761	$—
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$1,497,344,995
Investments in affiliated issuers, at value	31,102,820
Total Investments	1,528,447,815
Cash at broker	2,145,351
Cash	1,272
Receivable for investments sold	1,451,641
Dividends receivable — unaffiliated issuers	1,252,232
Dividends receivable — affiliated issuers	40,866
Securities lending income receivable — unaffiliated issuers	1,487
Securities lending income receivable — affiliated issuers	1,572
Receivable from Adviser	3,701
TOTAL ASSETS	1,533,345,937
LIABILITIES
Payable upon return of securities loaned	312,375
Payable for investments purchased	746,625
Payable to broker – variation margin on open futures contracts	759,037
Advisory fee payable	162,997
TOTAL LIABILITIES	1,981,034
NET ASSETS	$1,531,364,903
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 445,411,332
Investments in affiliated issuers	29,525,306
Total cost of investments	$ 474,936,638
* Includes investments in securities on loan, at value	$ 14,619,012
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 3,295
Dividend income — unaffiliated issuers	14,874,888
Dividend income — affiliated issuers	216,341
Unaffiliated securities lending income	9,999
Affiliated securities lending income	5,420
Foreign taxes withheld	(51,089)
TOTAL INVESTMENT INCOME (LOSS)	15,058,854
EXPENSES
Advisory fee	353,784
TOTAL EXPENSES	353,784
NET INVESTMENT INCOME (LOSS)	14,705,070
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	101,293,549
Investments — affiliated issuers	110,839
Futures contracts	1,441,212
Net realized gain (loss)	102,845,600
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(74,205,051)
Investments — affiliated issuers	(208,282)
Futures contracts	(1,248,418)
Net change in unrealized appreciation/depreciation	(75,661,751)
NET REALIZED AND UNREALIZED GAIN (LOSS)	27,183,849
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 41,888,919
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,705,070	$ 31,216,140
Net realized gain (loss)	102,845,600	96,690,402
Net change in unrealized appreciation/depreciation	(75,661,751)	183,011,705
Net increase (decrease) in net assets resulting from operations	41,888,919	310,918,247
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	34,842,004	44,261,255
Withdrawals	(224,615,684)	(194,742,512)
Net increase (decrease) in net assets from capital transactions	(189,773,680)	(150,481,257)
Net increase (decrease) in net assets during the period	(147,884,761)	160,436,990
Net assets at beginning of period	1,679,249,664	1,518,812,674
NET ASSETS AT END OF PERIOD	$1,531,364,903	$1,679,249,664
See accompanying notes to financial statements.
11

STATE STREET EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	2.17%	22.42%(b)	11.90%	1.41%	13.62%	32.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,531,365	$1,679,250	$1,518,813	$1,601,598	$2,869,323	$2,739,594
Ratios to average net assets:
Total expenses	0.04%(c)	0.05%	0.05%	0.05%	0.050%	0.05%
Net expenses	0.04%(c)	0.05%	0.04%	0.05%	0.05%	0.05%
Net investment income (loss)	1.87%(c)	1.98%	2.18%	2.00%	1.98%	2.05%
Portfolio turnover rate	2%(d)	2%	5%	7%(e)	2%(e)	4%(e)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Reflects a non-recurring litigation payment received by the Portfolio from State Street Corp., an affiliate, which amounted to less than $0.01 per share outstanding as of March 8, 2017. This payment resulted in an increase to total return less than of 0.05% for the period ended December 31, 2017.
(c)	Annualized.
(d)	Not annualized.
(e)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
12

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of six (6) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The State Street Equity 500 Index Portfolio (the “Portfolio”) is authorized to issue unlimited number of non transferable beneficial interest. The financial statements herein relate only to:
Fund	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Portfolio	March 1, 2000	Diversified
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
13

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Portfolio’s Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
14

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2018, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Portfolio's derivative instruments as of June 30, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$(759,037)	$—	$(759,037)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$1,441,212	$—	$1,441,212

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STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$(1,248,418)	$—	$(1,248,418)
4.    Fees and Transactions with Affiliates
Advisory Fees
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as custodian, sub-administrator and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
State Street Equity 500 Index Portfolio	$26,405,150	$157,783,945
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$534,994,485	$1,064,100,910	$71,406,618	$992,694,292
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index Portfolio	$ 14,619,012	$ 312,375	$ 14,651,341	$ 14,963,716

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:
		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index Portfolio	Common Stocks	$312,375	$—	$—	$—	$312,375	$312,375
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2018.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution(12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Portfolio	0.04%	$1,021.70	$0.20	$1,024.60	$0.20

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Equity 500 Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund (the “Fund”) for which the Portfolio serves as the master fund in a master-feeder structure:
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
•  Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant,
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STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and above its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund is an index fund whose investment objective involves providing investment results that, before fees and expenses, correspond generally to the total return performance of its benchmark index. In this regard, the Board considered information regarding the Fund’s tracking difference and was satisfied with the Fund’s performance in tracking its benchmark index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Fund. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.
The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
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STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Equity 500 Index Portfolio
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report
June 30, 2018
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Certificates of Deposit	40.6%
Other Notes	22.4
Financial Company Commercial Paper	19.4
Asset Backed Commercial Paper	8.9
Other Repurchase Agreements	7.8
Treasury Repurchase Agreements	0.8
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2018

% of Net Assets
2 to 30 Days	53.1%
31 to 60 Days	15.7
61 to 90 Days	6.7
Over 90 Days	24.4
Total	99.9%
Average days to maturity	17
Weighted average life	61
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—8.9%
Alpine Sec LLC(a)	2.340%	07/31/2018	07/31/2018	$ 150,000,000	$ 149,719,066
Antalis SA(a)	1.980%	07/05/2018	07/05/2018	192,000,000	191,937,153
Atlantic Asset Securitization LLC(a)	1.900%	07/02/2018	07/02/2018	175,000,000	174,971,708
Barclays CCP(a)	2.360%	08/15/2018	08/15/2018	60,000,000	59,835,892
Barclays CCP,(a)	2.400%	07/10/2018	07/10/2018	165,000,000	164,903,452
Cancara Asset Securitisation LLC(a)	2.280%	08/08/2018	08/08/2018	75,000,000	74,824,750
Cancara Asset Securitisation LLC(a)	2.300%	09/11/2018	09/11/2018	50,000,000	49,767,516
Collateralized Commercial Paper Co. LLC(a)	2.360%	08/22/2018	08/22/2018	30,000,000	29,903,250
Liberty Street Funding Corp(a)	2.360%	09/04/2018	09/04/2018	50,000,000	49,794,812
LMA Americas LLC(a)	1.910%	07/02/2018	07/02/2018	65,000,000	64,989,519
Nieuw Amsterdam Receivables Corp.(a)	2.030%	07/12/2018	07/12/2018	100,000,000	99,925,431
TOTAL ASSET BACKED COMMERCIAL PAPER					1,110,572,549
CERTIFICATES OF DEPOSIT—40.6%
Bank of Montreal(a)	2.100%	07/27/2018	07/27/2018	75,000,000	75,001,675
Bank of Montreal(a)	2.250%	08/24/2018	08/24/2018	55,000,000	55,009,665
Bank of Montreal(a)	2.320%	10/01/2018	10/01/2018	150,000,000	150,028,692
Bank of Montreal, 1 Month USD LIBOR + 0.28%(b)	2.281%	07/05/2018	03/04/2019	125,000,000	125,010,541
Bank of Nova Scotia, 1 Month USD LIBOR + 0.19%(b)	2.292%	07/30/2018	08/28/2018	125,000,000	125,035,284
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	2.538%	07/10/2018	04/10/2019	74,500,000	74,545,184
BNP Paribas(a)	2.360%	11/01/2018	11/01/2018	85,000,000	85,009,234
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.19%(b)	2.284%	07/31/2018	08/31/2018	100,000,000	100,027,120
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.11%(b)	2.465%	07/17/2018	01/17/2019	135,000,000	134,999,706
China Construction Bank(a)	2.350%	08/20/2018	08/20/2018	125,000,000	125,018,686
China Construction Bank(a)	2.360%	08/24/2018	08/24/2018	80,000,000	80,011,974
Credit Suisse, 3 Month USD LIBOR + 0.17%(b)	2.532%	07/18/2018	01/18/2019	75,000,000	75,011,889
ING Bank NV, 3 Month USD LIBOR + 0.13%(b)	2.460%	08/16/2018	11/16/2018	125,000,000	125,000,000
ING Bank NV, 3 Month USD LIBOR + 0.13%(b)	2.461%	07/09/2018	10/09/2018	100,000,000	100,000,000
KBC Bank NV(a)	1.920%	07/03/2018	07/03/2018	200,000,000	200,000,104
KBC Bank NV(a)	2.140%	08/07/2018	08/07/2018	125,000,000	125,011,121
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18%(b)	2.181%	07/03/2018	08/03/2018	75,000,000	75,015,113
Mizuho Bank Ltd.(a)	1.950%	07/03/2018	07/03/2018	150,000,000	149,999,778
Mizuho Bank Ltd.(a)	2.340%	07/09/2018	07/09/2018	125,000,000	125,012,026
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.21%(b)	2.295%	07/18/2018	07/18/2018	125,000,000	125,017,309
MUFG Bank Ltd.(a)	2.300%	07/05/2018	07/05/2018	100,000,000	100,005,820
MUFG Bank Ltd.(a)	2.300%	09/27/2018	09/27/2018	100,000,000	100,008,652
MUFG Bank Ltd.(a)	2.320%	07/09/2018	07/09/2018	100,000,000	100,009,515
MUFG Bank Ltd.(a)	2.400%	08/27/2018	08/27/2018	100,000,000	100,044,209
Nordea Bank AB, 1 Month USD LIBOR + 0.22%(b)	2.250%	07/09/2018	02/08/2019	100,000,000	99,992,391
Nordea Bank AB, 3 Month USD LIBOR + 0.06%(b)	2.397%	09/27/2018	03/27/2019	60,000,000	59,995,528
Norinchukin Bank(a)	1.980%	07/05/2018	07/05/2018	200,000,000	200,000,646
Oversea-Chinese Banking Corp. Ltd.(a)	1.910%	07/02/2018	07/02/2018	125,000,000	125,000,047
Oversea-Chinese Banking Corp. Ltd.(a)	2.250%	07/25/2018	07/25/2018	105,000,000	105,022,651
Royal Bank of Canada, 1 Month USD LIBOR + 0.44%(b)	2.525%	07/17/2018	09/17/2018	100,000,000	100,080,110
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.491%	07/05/2018	01/04/2019	77,000,000	77,038,739
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.525%	07/19/2018	04/18/2019	100,000,000	100,015,360
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.30%(b)	2.403%	07/27/2018	11/27/2018	35,000,000	35,018,326
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.31%(b)	2.394%	07/20/2018	11/20/2018	32,000,000	32,017,199
Standard Chartered Bank(a)	2.330%	07/20/2018	07/20/2018	35,000,000	35,007,033
Standard Chartered Bank(a)	2.330%	07/24/2018	07/24/2018	40,000,000	40,009,120
Standard Chartered Bank(a)	2.360%	08/13/2018	08/13/2018	95,000,000	95,033,095
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.21%(b)	2.211%	07/02/2018	08/02/2018	175,000,000	175,022,584
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.27%(b)	2.295%	07/09/2018	11/07/2018	$ 150,000,000	$ 150,007,068
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.25%(b)	2.296%	07/10/2018	08/10/2018	125,000,000	125,019,335
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.26%(b)	2.306%	07/10/2018	09/10/2018	65,000,000	65,006,020
Sumitomo Mitsui Trust Bank, 3 Month USD LIBOR + 0.12%(b)	2.428%	07/02/2018	10/01/2018	55,000,000	55,010,913
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.27%(b)	2.271%	07/03/2018	12/03/2018	150,000,000	150,055,186
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.19%(b)	2.528%	07/10/2018	04/10/2019	84,000,000	84,050,950
Swedbank AB(a)	1.900%	07/03/2018	07/03/2018	200,000,000	199,999,772
Toronto Dominion Bank, 1 Month USD LIBOR + 0.23%(b)	2.231%	07/02/2018	12/03/2018	125,000,000	125,026,129
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.17%(b)	2.171%	07/05/2018	07/05/2018	100,000,000	100,003,178
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.22%(b)	2.305%	07/16/2018	11/15/2018	100,000,000	100,008,979
TOTAL CERTIFICATES OF DEPOSIT					5,063,273,656
FINANCIAL COMPANY COMMERCIAL PAPER—19.4%
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0.15%(b)	2.151%	07/02/2018	07/02/2018	94,000,000	94,001,390
BPCE(a)	2.430%	08/06/2018	08/06/2018	100,000,000	99,785,511
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.24%(b)	2.297%	07/16/2018	08/14/2018	50,000,000	50,015,227
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.19%(b)	2.215%	07/09/2018	09/07/2018	100,000,000	100,025,280
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.20%(b)	2.273%	07/02/2018	11/02/2018	75,000,000	75,004,965
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	2.430%	08/20/2018	05/20/2019	75,000,000	74,999,705
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	2.431%	08/16/2018	05/16/2019	87,000,000	86,999,650
Credit Suisse(a)	2.400%	08/08/2018	08/08/2018	150,000,000	149,663,334
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.890%	07/02/2018	07/02/2018	200,000,000	199,968,334
Federation des Caisses Desjardins du Quebec(a)	1.990%	07/03/2018	07/03/2018	125,000,000	124,973,445
HSBC Bank PLC, 3 Month USD LIBOR + 0.16%(b)	2.498%	07/10/2018	01/10/2019	149,000,000	149,038,129
Oversea-Chinese Banking Corp. Ltd.(a)	2.260%	09/07/2018	09/07/2018	50,000,000	49,786,111
Oversea-Chinese Banking Corp. Ltd.(a)	2.260%	09/10/2018	09/10/2018	50,000,000	49,786,111
Toronto Dominion Bank, 1 Month USD LIBOR + 0.25%(b)	2.334%	07/23/2018	01/22/2019	125,000,000	125,000,992
Toronto-Dominion Bank(a)	1.960%	07/03/2018	07/03/2018	125,000,000	124,973,889
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.24%(b)	2.328%	07/23/2018	12/21/2018	125,000,000	125,026,444
UBS AG, 1 Month USD LIBOR + 0.24%(b)	2.265%	07/09/2018	08/07/2018	75,000,000	75,020,612
UBS AG, 1 Month USD LIBOR + 0.28%(b)	2.371%	07/24/2018	09/24/2018	50,000,000	50,022,062
UBS AG, 1 Month USD LIBOR + 0.30%(b)	2.313%	07/06/2018	12/06/2018	29,000,000	29,006,879
UBS AG, 1 Month USD LIBOR + 0.30%(b)	2.330%	07/09/2018	12/10/2018	60,000,000	60,009,055
UBS AG, 3 Month USD LIBOR + 0.19%(b)	2.517%	09/10/2018	12/10/2018	125,000,000	125,043,325
Westpac Banking Corp., 1 Month USD LIBOR + 0.15%(b)	2.197%	07/13/2018	07/13/2018	75,000,000	75,005,754
Westpac Banking Corp., 1 Month USD LIBOR + 0.18%(b)	2.227%	07/13/2018	08/13/2018	50,000,000	50,011,181
Westpac Banking Corp., 1 Month USD LIBOR + 0.19%(b)	2.284%	08/01/2018	08/31/2018	75,000,000	75,020,457
Westpac Banking Corp., 1 Month USD LIBOR + 0.23%(b)	2.255%	07/09/2018	01/07/2019	75,000,000	75,018,416
Westpac Banking Corp., 3 Month USD LIBOR + 0.13%(b)	2.485%	07/18/2018	01/18/2019	125,000,000	125,135,865
FINANCIAL COMPANY COMMERCIAL PAPER					2,418,342,123
OTHER NOTES—22.4%
Australia & New Zealand Banking Group Ltd.(a)	1.900%	07/02/2018	07/02/2018	125,000,000	125,000,000
Bank of America NA, 1 Month USD LIBOR + 0.18%(b)	2.181%	07/02/2018	08/02/2018	75,000,000	74,998,743
Bank of America NA, 1 Month USD LIBOR + 0.18%(b)	2.210%	07/09/2018	08/08/2018	58,000,000	57,998,824
Bank of America NA, 1 Month USD LIBOR + 0.19%(b)	2.247%	07/10/2018	09/10/2018	50,000,000	49,998,101
Bank of America NA, 1 Month USD LIBOR + 0.24%(b)	2.286%	07/09/2018	01/07/2019	50,000,000	49,997,440
Canadian Imperial Bank of Commerce(a)	1.880%	07/02/2018	07/02/2018	225,000,000	225,000,000
China Construction Bank Corp.(a)	1.920%	07/02/2018	07/02/2018	125,000,000	125,000,000
Citibank NA(a)	1.850%	07/02/2018	07/02/2018	75,000,000	75,000,000
DnB Bank ASA(a)	1.890%	07/02/2018	07/02/2018	320,000,000	320,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Lloyds Bank PLC(a)	1.900%	07/02/2018	07/02/2018	$ 275,000,000	$ 275,000,000
Mizuho Corporate Bank Ltd.(a)	1.910%	07/02/2018	07/02/2018	101,466,000	101,466,000
National Australia Bank Ltd.(a)	1.850%	07/02/2018	07/02/2018	125,000,000	125,000,000
National Bank of Canada(a)	1.920%	07/03/2018	07/03/2018	200,000,000	200,000,000
National Bank of Canada(a)	1.920%	07/05/2018	07/05/2018	100,000,000	100,000,000
Nordea Bank Finland PLC(a)	1.900%	07/02/2018	07/02/2018	200,000,000	200,000,000
Royal Bank of Canada(a)	1.900%	07/02/2018	07/02/2018	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB(a)	1.900%	07/02/2018	07/02/2018	385,000,000	385,000,000
Svenska Handelsbanken AB(a)	1.890%	07/02/2018	07/02/2018	200,000,000	200,000,000
TOTAL OTHER NOTES					2,789,459,108
TREASURY REPURCHASE AGREEMENTS—0.8%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 2.875% due 11/15/2046, valued at $51,000,090); expected proceeds $50,008,583	2.060%	07/02/2018	07/02/2018	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bills, 0.000% due 08/02/2018 – 12/20/2018, U.S. Treasury Bonds, 2.250% – 5.000% due 05/15/2037 – 05/15/2048, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 1.000% – 2.875% due 08/31/2018 – 05/15/2027, valued at $51,000,062); expected proceeds $50,008,833	2.120%	07/02/2018	07/02/2018	50,000,000	50,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					100,000,000
OTHER REPURCHASE AGREEMENTS—7.8%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various Corporate Bonds, 1.750% – 9.500% due 09/15/2018 – 06/01/2048, valued at $52,976,294); expected proceeds $50,008,583	2.060%	07/02/2018	07/02/2018	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 04/30/2018 (collateralized by various Equity Securities, valued at $189,707,753); expected proceeds $176,030,944(c)	2.410%	07/02/2018	07/27/2018	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various Equity Securities, valued at $302,400,000); expected proceeds $280,048,067	2.060%	07/02/2018	07/02/2018	280,000,000	280,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 04/20/2018 (collateralized by various Corporate Bonds, 1.750% – 11.750% due 03/30/2019 – 04/20/2055, valued at $107,012,976); expected proceeds $100,615,000(c)	2.460%	07/19/2018	07/19/2018	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by various Corporate Bonds, 1.625% – 9.950% due 01/26/2019 – 03/15/2072, valued at $132,776,124); expected proceeds $125,051,285	2.110%	07/06/2018	07/06/2018	125,000,000	125,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/25/2018 (collateralized by various Corporate Bonds, 1.550% – 9.000% due 06/30/2018 – 03/01/2068, valued at $162,354,737); expected proceeds $150,123,404(c)	2.116%	07/09/2018	07/09/2018	150,000,000	150,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/26/2018 (collateralized by various Corporate Bonds, 2.200% – 8.625% due 02/01/2019 – 04/24/2048, valued at $57,012,671); expected proceeds $50,039,917(c)	2.211%	07/09/2018	07/09/2018	$ 50,000,000	$ 50,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various Corporate Bonds, 1.750% – 2.375% due 09/14/2022 – 07/07/2027, valued at $51,009,253); expected proceeds $50,008,375	2.010%	07/02/2018	07/02/2018	50,000,000	50,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					980,000,000
TOTAL INVESTMENTS –99.9%(d) (Cost $12,460,584,163)					12,461,647,436
Other Assets in Excess of Liabilities —0.1%					16,287,862
NET ASSETS –100.0%					$ 12,477,935,298

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $475,000,000 or 3.8% of net assets as of June 30, 2018.
(d)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,110,572,549	$—	$ 1,110,572,549
Certificates of Deposit	—	5,063,273,656	—	5,063,273,656
Financial Company Commercial Paper	—	2,418,342,123	—	2,418,342,123
Other Notes	—	2,789,459,108	—	2,789,459,108
Treasury Repurchase Agreements	—	100,000,000	—	100,000,000
Other Repurchase Agreements	—	980,000,000	—	980,000,000
Total Investments	$—	$12,461,647,436	$—	$12,461,647,436
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$11,381,647,436
Repurchase agreements, at value	1,080,000,000
Total Investments	12,461,647,436
Cash	11,018
Interest receivable - unaffiliated issuers	17,410,646
TOTAL ASSETS	12,479,069,100
LIABILITIES
Advisory and administrator fee payable	527,577
Custody, sub-administration and transfer agent fees payable	451,247
Trustees’ fees and expenses payable	47,763
Professional fees payable	58,671
Printing fees payable	13,707
Accrued expenses and other liabilities	34,837
TOTAL LIABILITIES	1,133,802
NET ASSETS	$12,477,935,298
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$11,380,584,163
Repurchase agreements	1,080,000,000
Total cost of investments	$12,460,584,163
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$109,939,507
EXPENSES
Advisory and administrator fee	2,900,311
Custodian, sub-administrator and transfer agent fees	734,359
Trustees’ fees and expenses	50,681
Professional fees and expenses	61,643
Printing and postage fees	1,742
Insurance expense	36,752
Miscellaneous expenses	34,227
TOTAL EXPENSES	3,819,715
NET INVESTMENT INCOME (LOSS)	106,119,792
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	37,954
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,208,862
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,246,816
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$107,366,608
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 106,119,792	$ 108,558,844
Net realized gain (loss)	37,954	(63,091)
Net change in unrealized appreciation/depreciation	1,208,862	(946,240)
Net increase (decrease) in net assets resulting from operations	107,366,608	107,549,513
CAPITAL TRANSACTIONS
Contributions	20,203,723,807	26,478,211,141
Withdrawals	(17,774,961,063)	(24,916,607,332)
Net increase (decrease) in net assets from capital transactions	2,428,762,744	1,561,603,809
Net increase (decrease) in net assets during the period	2,536,129,352	1,669,153,322
Net assets at beginning of period	9,941,805,946	8,272,652,624
NET ASSETS AT END OF PERIOD	$ 12,477,935,298	$ 9,941,805,946
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.88%	0.96%	0.51%	0.17%	0.13%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,477,935	$9,941,806	$8,272,653	$47,683,856	$40,704,468	$34,053,304
Ratios to average net assets:
Total expenses	0.07%(b)	0.06%	0.07%	0.07%	0.07%	0.06%
Net investment income (loss)	1.83%(b)	1.11%	0.49%	0.17%	0.13%	0.15%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value ("NAV") money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

As of June 30, 2018, the Portfolio had invested in repurchase agreements with the gross values of $1,080,000,000 and associated collateral equal to $1,157,249,960.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$12,460,584,163	$1,260,183	$196,910	$1,063,273
7.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,008.80	$0.35	$1,024.40	$0.35

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•    A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•     Comparisons of the Portfolio’s performance over the past one-, three- and five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•     Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund’s”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•    A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and
•     Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•     Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•     Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•     Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•     Information concerning the allocation of brokerage; and
•     Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•     Reports detailing the financial results and condition of the Adviser and its affiliates;
•     Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;
•     Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•    A copy of the Adviser’s proxy voting policies and procedures;
•     Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;
•    A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•    A description of the business continuity and disaster recovery plans of the Adviser; and
•     Information regarding the Adviser’s risk management processes.
Other Relevant Information
•     Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s Administrator;
•     Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•     Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•     Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•     SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•     State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•     State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•     Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•     Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•    A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. The Board considered the Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund (a) equaled the median of its Performance Group for the 1- and 3-year periods and its Lipper Index for the 3-year period, (b) outperformed the median of its Performance Group for the 5- and 10-year periods, the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods, and its Lipper Index for the 5- and 10-year periods, and (c) underperformed its Lipper Index for the 1- year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Fund. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSITILRMMSAR
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report
June 30, 2018
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Government Agency Debt	33.8%
Government Agency Repurchase Agreements	25.2
Treasury Debt	21.1
Treasury Repurchase Agreements	16.1
Other Assets in Excess of Liabilities	3.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2018

% of Net Assets
2 to 30 Days	48.8%
31 to 60 Days	13.9
61 to 90 Days	10.2
Over 90 Days	23.3
Total	96.2%
Average days to maturity	22
Weighted average life	86
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—33.8%
Federal Farm Credit Bank (a)	1.760%	07/09/2018	07/09/2018	$ 20,000,000	$ 19,993,156
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(b)	1.846%	07/02/2018	08/30/2018	195,000,000	194,999,684
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(b)	1.853%	07/01/2018	04/01/2019	290,000,000	289,993,446
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17%(b)	1.860%	07/07/2018	11/07/2018	241,000,000	240,997,446
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17%(b)	1.881%	07/09/2018	10/09/2018	153,200,000	153,197,793
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(b)	1.900%	07/07/2018	06/07/2019	184,300,000	184,231,187
Federal Farm Credit Bank, Federal Reserve Bank Prime Loan Rate - 3.080%(b)	1.920%	07/02/2018	03/12/2019	69,875,000	69,826,099
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(b)	1.946%	01/29/2019	01/29/2019	168,100,000	168,098,533
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14%(b)	1.952%	07/02/2018	07/02/2019	168,000,000	167,991,566
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11%(b)	1.963%	07/15/2018	01/15/2019	100,200,000	100,200,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.12%(b)	1.971%	07/25/2018	03/25/2019	100,000,000	100,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(b)	1.985%	07/16/2018	04/16/2019	199,000,000	198,994,725
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09%(b)	1.995%	07/19/2018	06/19/2019	200,000,000	199,860,561
Federal Farm Credit Bank, 3 Month USD MMY + 0.12%(b)	2.029%	07/02/2018	05/08/2019	77,250,000	77,307,727
Federal Home Loan Bank (a)	1.835%	07/20/2018	07/20/2018	503,000,000	502,532,278
Federal Home Loan Bank (a)	1.848%	07/11/2018	07/11/2018	271,500,000	271,374,567
Federal Home Loan Bank (a)	1.852%	07/27/2018	07/27/2018	375,000,000	374,517,708
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.853%	07/01/2018	03/01/2019	290,000,000	290,000,670
Federal Home Loan Bank (a)	1.854%	07/13/2018	07/13/2018	247,750,000	247,609,650
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.858%	07/01/2018	03/01/2019	328,700,000	328,700,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(b)	1.863%	07/01/2018	08/01/2018	338,100,000	338,100,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(b)	1.873%	07/01/2018	04/01/2019	410,000,000	410,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(b)	1.875%	07/02/2018	05/28/2019	271,700,000	271,666,382
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.876%	07/02/2018	08/02/2019	500,000,000	500,000,000
Federal Home Loan Bank (a)	1.879%	08/08/2018	08/08/2018	250,000,000	249,517,201
Federal Home Loan Bank (a)	1.890%	07/19/2018	07/19/2018	510,000,000	509,544,825
Federal Home Loan Bank (a)	1.890%	08/10/2018	08/10/2018	350,000,000	349,283,375
Federal Home Loan Bank (a)	1.900%	08/14/2018	08/14/2018	298,000,000	297,323,706
Federal Home Loan Bank (a)	1.900%	08/15/2018	08/15/2018	250,000,000	249,419,444
Federal Home Loan Bank, 1 Month USD LIBOR - 0.14%(b)	1.906%	07/12/2018	10/12/2018	482,000,000	482,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08%(b)	1.908%	07/01/2018	03/01/2019	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(b)	1.923%	07/06/2018	04/05/2019	298,000,000	298,000,000
Federal Home Loan Bank (a)	1.928%	09/14/2018	09/14/2018	451,500,000	449,710,655
Federal Home Loan Bank (a)	1.929%	09/19/2018	09/19/2018	513,750,000	511,575,253
Federal Home Loan Bank (a)	1.930%	09/21/2018	09/21/2018	116,300,000	115,794,967
Federal Home Loan Bank, 1 Month USD LIBOR - 0.15%(b)	1.958%	07/27/2018	07/27/2018	48,750,000	48,750,119
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.959%	07/24/2018	01/24/2019	161,000,000	161,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.961%	07/25/2018	07/25/2018	507,000,000	507,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.961%	07/25/2018	01/25/2019	513,000,000	513,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(b)	1.970%	07/17/2018	08/17/2018	335,300,000	335,304,612
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.973%	07/26/2018	07/26/2019	99,800,000	99,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(b)	1.978%	07/26/2018	10/26/2018	850,000,000	849,975,073
Federal Home Loan Bank, 3 Month USD LIBOR - 0.33%(b)	1.982%	07/04/2018	01/04/2019	495,800,000	495,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(b)	1.983%	07/15/2018	04/15/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(b)	1.983%	07/26/2018	04/26/2019	337,000,000	337,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(b)	1.993%	07/26/2018	05/24/2019	338,000,000	338,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08%(b)	2.008%	07/21/2018	09/21/2018	261,500,000	261,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(b)	2.024%	07/22/2018	12/21/2018	320,500,000	320,500,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.24%(b)	2.099%	09/26/2018	09/26/2018	363,000,000	363,000,000
Federal Home Loan Mortgage Corp. (a)	1.790%	07/26/2018	07/26/2018	500,000,000	499,403,333
Federal Home Loan Mortgage Corp. (a)	1.820%	08/02/2018	08/02/2018	250,000,000	249,608,194
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15%(b)	1.880%	07/08/2018	02/08/2019	177,000,000	177,000,000
Federal Home Loan Mortgage Corp. (a)	1.890%	08/20/2018	08/20/2018	559,000,000	557,561,973
Federal Home Loan Mortgage Corp. (a)	1.895%	08/10/2018	08/10/2018	363,000,000	362,254,791
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. (a)	1.915%	09/19/2018	09/19/2018	$ 386,000,000	$ 384,377,889
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.14%(b)	1.948%	07/21/2018	11/21/2018	348,000,000	348,000,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.23%(b)	2.123%	07/17/2018	07/17/2018	100,000,000	99,999,408
Federal National Mortgage Assoc. (a)	1.760%	07/02/2018	07/02/2018	175,000,000	175,000,000
Federal National Mortgage Assoc. (a)	1.895%	09/26/2018	09/26/2018	324,700,000	323,230,101
Federal National Mortgage Assoc. (a)	1.900%	09/19/2018	09/19/2018	169,267,000	168,561,251
TOTAL GOVERNMENT AGENCY DEBT					17,937,989,348
TREASURY DEBT—21.1%
U.S. Treasury Bill (a)	1.738%	07/05/2018	07/05/2018	717,735,000	717,631,526
U.S. Treasury Bill (a)	1.760%	07/19/2018	07/19/2018	557,000,000	556,537,071
U.S. Treasury Bill (a)	1.785%	08/16/2018	08/16/2018	1,550,000,000	1,546,455,528
U.S. Treasury Bill (a)	1.825%	07/26/2018	07/26/2018	490,000,000	489,402,770
U.S. Treasury Bill (a)	1.830%	08/30/2018	08/30/2018	749,000,000	746,753,624
U.S. Treasury Bill (a)	1.835%	08/02/2018	08/02/2018	400,000,000	399,367,944
U.S. Treasury Bill (a)	1.835%	08/23/2018	08/23/2018	1,168,000,000	1,164,881,206
U.S. Treasury Bill (a)	1.900%	09/27/2018	09/27/2018	400,000,000	398,163,333
U.S. Treasury Bill (a)	1.920%	09/06/2018	09/06/2018	900,000,000	896,841,387
U.S. Treasury Bill (a)	2.075%	12/06/2018	12/06/2018	500,000,000	495,483,175
U.S. Treasury Bill (a)	2.075%	12/13/2018	12/13/2018	500,000,000	495,273,611
U.S. Treasury Note, 3 Month USD MMY(b)	1.909%	07/02/2018	01/31/2020	460,000,000	459,919,112
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.942%	07/02/2018	04/30/2020	1,182,122,000	1,182,097,337
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	1.969%	07/02/2018	07/31/2019	475,000,000	475,474,649
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.979%	07/02/2018	04/30/2019	300,576,200	300,659,785
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.049%	07/02/2018	01/31/2019	170,000,000	170,116,553
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.083%	07/02/2018	07/31/2018	678,566,000	678,609,706
TOTAL TREASURY DEBT					11,173,668,317
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—25.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal National Mortgage Association, 2.257% due 12/25/2044, and Government National Mortgage Associations, 2.500% – 2.733% due 09/20/2046 – 11/20/2066, valued at $124,200,000); expected proceeds $115,020,317	2.120%	07/02/2018	07/02/2018	115,000,000	115,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a Federal National Mortgage Association, 3.000% due 10/01/2042, a Government National Mortgage Association, 6.500% due 05/15/2040, and a U.S. Treasury Note, 3.625% due 02/15/2020, valued at $15,302,691); expected proceeds $15,002,638	2.110%	07/02/2018	07/02/2018	15,000,000	15,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.500% due 08/01/2026 – 05/01/2048, Federal National Mortgage Associations, 2.500% – 5.500% due 12/01/2023 – 06/01/2048, and Government National Mortgage Associations, 2.000% – 6.500% due 05/15/2040 – 05/20/2048, valued at $1,239,518,943); expected proceeds $1,215,214,650	2.120%	07/02/2018	07/02/2018	1,215,000,000	1,215,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Farm Credit Banks, 3.000% – 3.430% due 09/13/2029 – 10/26/2037, Federal Home Loan Banks, 3.590% – 4.200% due 06/01/2033 – 03/16/2037, Federal Home Loan Mortgage Corporations, 0.000% – 4.125% due 06/28/2022 – 10/11/2033, Federal National Mortgage Associations, 0.000% – 6.250% due 05/15/2022 – 11/15/2030, U.S. Treasury Notes, 1.375% – 1.625% due 01/31/2021 – 04/30/2023, and U.S. Treasury Strips, 0.000% due 11/15/2024 – 05/15/2047, valued at $153,000,000); expected proceeds $150,026,375
	2.110%	07/02/2018	07/02/2018	$ 150,000,000	$ 150,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 06/25/2021 – 07/25/2046, Federal National Mortgage Associations, 2.000% – 7.000% due 08/25/2023 – 02/01/2057, and Government National Mortgage Associations, 1.352% – 4.152% due 02/16/2041 – 04/20/2048, valued at $409,277,846); expected proceeds $400,070,667	2.120%	07/02/2018	07/02/2018	400,000,000	400,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a Federal Farm Credit Bank, 1.210% due 11/12/2020, a Federal Home Loan Bank, 2.300% due 01/26/2021, Federal Home Loan Mortgage Corporations, 2.375% – 2.750% due 02/16/2021 – 06/19/2023, and a Federal National Mortgage Association, 6.625% due 11/15/2030, valued at $428,400,832); expected proceeds $420,162,517	1.990%	07/06/2018	07/06/2018	420,000,000	420,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 3.500% due 09/15/2027 – 12/15/2046, Federal National Mortgage Associations, 3.500% – 4.500% due 03/01/2039 – 02/01/2047, Government National Mortgage Associations, 3.000% – 4.000% due 01/20/2040 – 06/15/2059, U.S. Treasury Bonds, 3.000% – 3.125% due 02/15/2042 – 05/15/2042, U.S. Treasury Notes, 1.125% – 2.000% due 09/30/2019 – 05/31/2023, and a U.S. Treasury Strip, 0.000% due 02/15/2042, valued at $831,300,000); expected proceeds $815,316,944
	2.000%	07/06/2018	07/06/2018	815,000,000	815,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by, Federal Home Loan Mortgage Corporations, 0.000% – 11.000% due 04/01/2020 – 04/01/2048, Federal National Mortgage Associations, 0.000% – 8.000% due 01/01/2019 – 02/01/2057, Government National Mortgage Associations, 0.000% – 11.000% due 08/15/2018 – 07/15/2059, U.S. Treasury Bills, 0.000% due 10/04/2018 – 04/25/2019, U.S. Treasury Inflation Index Notes, 0.125% – 0.250% due 04/15/2019 – 01/15/2025, U.S. Treasury Notes, 1.000% – 2.125% due 02/28/2019 – 02/15/2026, and U.S. Treasury Strips, 0.000% due 08/15/2020 – 08/15/2022, valued at $664,153,941); expected proceeds $651,115,010
	2.120%	07/02/2018	07/02/2018	651,000,000	651,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/25/2018 (collateralized by a Federal Farm Credit Bank, 3.390% due 11/29/2032, Federal Home Loan Banks, 1.125% – 3.470% due 03/30/2020 – 06/16/2036, Federal Home Loan Mortgage Corporations, 1.125% – 6.750% due 03/27/2019 – 03/15/2031, Federal National Mortgage Associations, 0.875% – 7.125% due 06/20/2019 – 01/15/2030, a U.S. Treasury Bill, 0.000% due 07/19/2018, U.S. Treasury Notes, 1.500% – 2.750% due 12/31/2018 – 05/31/2023, and a Tennessee Valley Authority, 3.500% due 12/15/2042, valued at $306,000,001); expected proceeds $300,112,000
	1.920%	07/02/2018	07/02/2018	$ 300,000,000	$ 300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/25/2018 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 8.000% due 11/25/2026 – 09/25/2027, Federal National Mortgage Associations, 2.000% – 8.500% due 06/01/2028 – 12/25/2052, and Government National Mortgage Associations, 2.000% – 6.000% due 07/15/2020 – 04/16/2058, valued at $255,000,000); expected proceeds $250,093,333	1.920%	07/02/2018	07/02/2018	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/26/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.811% – 6.500% due 07/01/2023 – 03/15/2048, Federal National Mortgage Associations, 2.000% – 4.000% due 01/25/2028 – 02/25/2048, and Government National Mortgage Associations, 2.250% – 5.500% due 11/16/2033 – 03/16/2050, valued at $652,800,000); expected proceeds $640,236,444	1.900%	07/03/2018	07/03/2018	640,000,000	640,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/27/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.000% due 06/01/2024 – 11/01/2047, Federal National Mortgage Associations, 2.500% – 6.500% due 04/01/2026 – 06/01/2048, and a Government National Mortgage Association, 2.000% - 6.000% due 06/20/2036 – 12/16/2056, valued at $510,000,000); expected proceeds $500,212,222	1.910%	07/05/2018	07/05/2018	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2018 (collateralized by Federal Farm Credit Banks, 1.400% – 2.670% due 04/13/2020 – 02/28/2025, a Federal Home Loan Discount Note, 0.000% due 08/24/2018, a Federal Home Loan Bank, 3.000% due 09/10/2021, Federal National Mortgage Associations, 1.625% – 2.750% due 01/21/2020 – 06/22/2021, a U.S. Treasury Bill, 0.000% due 07/19/2018, and U.S. Treasury Notes, 1.500% – 2.750% due 02/29/2020 – 08/15/2026, valued at $255,000,001); expected proceeds $250,093,333	1.920%	07/05/2018	07/05/2018	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.500% due 04/01/2033 – 03/01/2041, Federal National Mortgage Associations, 3.000% – 3.500% due 07/01/2033 – 06/01/2048, and Government National Mortgage Associations, 2.300% – 2.600% due 02/16/2053 – 04/16/2059, valued at $204,000,000); expected proceeds $200,074,667	1.920%	07/05/2018	07/05/2018	200,000,000	200,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 1.250% – 6.000% due 09/15/2019 – 08/01/2047, Federal National Mortgage Associations, 2.125% – 6.000% due 01/25/2023 – 06/01/2048, and Government National Mortgage Associations, 2.450% – 3.458% due 04/20/2031 – 01/16/2059, valued at $750,720,000); expected proceeds $736,126,960	2.070%	07/02/2018	07/02/2018	$ 736,000,000	$ 736,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Banks, 1.375% – 3.315% due 09/13/2019 – 11/13/2035, and a Federal Home Loan Mortgage Corporation, 1.625% due 09/29/2020, valued at $192,781,723); expected proceeds $189,033,233	2.110%	07/02/2018	07/02/2018	189,000,000	189,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by Federal National Mortgage Associations, 3.000% – 6.000% due 09/01/2018 – 06/01/2057, valued at $1,637,111,733); expected proceeds $1,605,283,550	2.120%	07/02/2018	07/02/2018	1,605,000,000	1,605,000,000
Agreement with LLOYDS Bank PLC, dated 05/15/2018 (collateralized by various Corporate Bonds, 2.250% – 2.500% due 02/20/2044 – 06/20/2047, Government National Mortgage Associations, 2.335% – 3.000% due 09/20/2043 – 07/20/2047, U.S. Treasury Bonds, 2.500% – 2.750% due 11/15/2023 – 05/15/2024, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2022 – 01/15/2029, valued at $204,448,355); expected proceeds $201,381,944 (c)	1.990%	07/02/2018	09/17/2018	200,000,000	200,000,000
Agreement with LLOYDS Bank PLC, dated 05/15/2018 (collateralized by various Corporate Bonds, 2.250% – 2.500% due 02/20/2044 – 06/20/2047, Government National Mortgage Associations, 2.484% – 3.000% due 09/20/2043 – 07/20/2047, and U.S. Treasury Inflation Index Bonds, 0.125% – 0.625% due 01/15/2022 – 02/15/2043, valued at $308,431,690); expected proceeds $302,106,083 (c)	1.990%	07/02/2018	09/19/2018	300,000,000	300,000,000
Agreement with LLOYDS Bank PLC, dated 05/21/2018 (collateralized by various Corporate Bonds, 2.434% – 3.000% due 11/20/2045 – 06/20/2047, Government National Mortgage Associations, 0.000% – 4.000% due 06/01/2040 – 08/20/2047, U.S. Treasury Bonds, 2.125% – 8.000% due 08/15/2021 – 11/15/2021, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2022 – 02/15/2043, valued at $513,327,735); expected proceeds $502,432,222 (c)	1.990%	07/02/2018	08/17/2018	500,000,000	500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 1.250% – 4.500% due 02/26/2021 – 12/01/2047, Federal National Mortgage Associations, 2.125% – 4.500% due 11/01/2026 – 06/01/2048, a Government National Mortgage Association, 3.000% due 02/20/2046, and U.S. Treasury Notes, 2.125% – 2.250% due 02/29/2024 – 10/31/2024, valued at $408,000,071); expected proceeds $400,062,667	1.880%	07/02/2018	07/02/2018	400,000,000	400,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.500% due 02/01/2026 – 06/01/2048, Federal National Mortgage Associations, 2.346% – 7.000% due 09/01/2019 – 01/01/2057, and Government National Mortgage Associations, 3.000% - 5.500% due 08/20/2042 – 05/20/2048, valued at $867,000,000); expected proceeds $850,150,167	2.120%	07/02/2018	07/02/2018	850,000,000	850,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Farm Credit Banks, 0.000% – 2.870% due 09/25/2019 – 09/01/2026, a Federal Home Loan Mortgage Corporation, 3.500% due 07/01/2046, and a Tennessee Valley Authority, 5.880% due 04/01/2036, valued at $178,500,922); expected proceeds $175,030,917	2.120%	07/02/2018	07/02/2018	$ 175,000,000	$ 175,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Treasury Bills, 0.000% due 08/02/2018 – 05/23/2019, U.S. Treasury Bonds, 2.750% – 8.125% due 08/15/2019 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 01/15/2028 – 02/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 07/15/2020 – 07/15/2025, and U.S. Treasury Notes, 0.625% – 4.000% due 06/30/2018 – 05/15/2028, valued at $509,114,592); expected proceeds $500,087,500	2.100%	07/02/2018	07/02/2018	500,000,000	500,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Agricultural Mortgage Corporations, 1.460% – 2.835% due 05/01/2019 – 01/28/2022, a Federal Farm Credit Bank, 2.350% due 02/12/2021, a Federal Home Loan Bank, 3.250% due 06/09/2023, Federal Home Loan Mortgage Corporations, 0.000% – 5.500% due 05/30/2019 – 01/01/2048, Federal National Mortgage Associations, 0.000% – 6.000% due 06/01/2026 – 07/01/2048, Government National Mortgage Associations, 3.500% – 5.000% due 10/20/2045 – 06/20/2048, a Corporate Bond, 0.000% due 10/03/2022, a Resolution Funding Strip, 0.000% due 10/15/2019, and a Tennessee Valley Authority, 5.250% due 09/15/2039, valued at $2,042,239,776); expected proceeds $2,000,353,333
	2.120%	07/02/2018	07/02/2018	2,000,000,000	2,000,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					13,376,000,000
TREASURY REPURCHASE AGREEMENTS—16.1%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2044, a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2018, and U.S. Treasury Notes, 1.125% – 1.750% due 08/31/2021 – 02/28/2022, valued at $555,900,071); expected proceeds $545,095,375	2.100%	07/02/2018	07/02/2018	545,000,000	545,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2024 – 01/15/2027, valued at $331,500,033); expected proceeds $325,054,167	2.000%	07/02/2018	07/02/2018	325,000,000	325,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/27/2018 (collateralized by U.S. Treasury Bonds, 3.625% – 8.750% due 08/15/2020 – 02/15/2044, and U.S. Treasury Notes, 2.125% – 2.250% due 12/31/2022 – 08/15/2027, valued at $74,460,023); expected proceeds $73,031,147	1.920%	07/05/2018	07/05/2018	73,000,000	73,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.500% – 2.750% due 04/30/2020 – 05/15/2025, and a U.S. Treasury Strip, 0.000% due 05/15/2044, valued at $153,000,039); expected proceeds $150,057,750	1.980%	07/06/2018	07/06/2018	150,000,000	150,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.000% due 08/31/2021, valued at $76,500,088); expected proceeds $75,012,188	1.950%	07/02/2018	07/02/2018	$ 75,000,000	$ 75,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.750% due 02/15/2028, valued at $153,000,010); expected proceeds $150,025,000	2.000%	07/02/2018	07/02/2018	150,000,000	150,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.500% – 2.500% due 10/31/2019 – 05/15/2024, valued at $170,340,090); expected proceeds $167,029,364	2.110%	07/02/2018	07/02/2018	167,000,000	167,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 2.000% – 2.500% due 05/15/2024 – 05/31/2024, valued at $173,400,045); expected proceeds $170,030,033	2.120%	07/02/2018	07/02/2018	170,000,000	170,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 7.625% due 11/15/2022 – 05/15/2047, valued at $917,133,745); expected proceeds $917,133,729	1.750%	07/02/2018	07/02/2018	917,000,000	917,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2018 – 05/15/2028, valued at $358,020,021); expected proceeds $351,052,650	1.800%	07/02/2018	07/02/2018	351,000,000	351,000,000
Agreement with MUFG Securities, dated 06/26/2018 (collateralized by a U.S. Treasury Note, 2.625% due 11/15/2020, valued at $280,438,457); expected proceeds $275,103,736	1.940%	07/03/2018	07/03/2018	275,000,000	275,000,000
Agreement with MUFG Securities, dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 3.125% due 05/15/2048, and U.S. Treasury Notes, 1.125% - 3.500% due 09/30/2018 – 02/15/2028, valued at $357,050,634); expected proceeds $350,060,667	2.080%	07/02/2018	07/02/2018	350,000,000	350,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 05/11/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 12/27/2018, a U.S. Treasury Bond, 3.125% due 05/15/2048, a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, and U.S. Treasury Notes, 1.125% – 3.625% due 02/15/2020 – 03/31/2025, valued at $239,700,077); expected proceeds $235,672,622	1.840%	07/06/2018	07/06/2018	235,000,000	235,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/01/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 3.625% due 02/15/2044 – 05/15/2048, and U.S. Treasury Inflation Index Notes, 0.375% – 0.625% due 04/15/2023 – 07/15/2027, and U.S. Treasury Notes, 1.125% – 3.625% due 02/15/2020 – 05/15/2026, valued at $612,000,051); expected proceeds $601,079,167	1.850%	07/06/2018	07/06/2018	600,000,000	600,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a Government National Mortgage Association, 3.500% due 11/20/2047, and a U.S. Treasury Bill, 0.000% due 12/27/2018, valued at $204,000,087); expected proceeds $200,035,167	2.110%	07/02/2018	07/02/2018	200,000,000	200,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 06/20/2019, U.S. Treasury Bonds, 2.750% – 4.500% due 08/15/2039 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 2.000% – 3.875% due 01/15/2025 – 02/15/2041, a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and U.S. Treasury Notes, 1.750% – 2.125% due 12/31/2021 – 12/31/2022, valued at $816,000,094); expected proceeds $800,140,000	2.100%	07/02/2018	07/02/2018	$ 800,000,000	$ 800,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bills, 0.000% due 07/19/2018 – 12/27/2018, U.S. Treasury Bonds, 2.875% – 3.000% due 11/15/2044 – 02/15/2048, U .S. Treasury Inflation Index Notes, 0.375% – 1.875% due 07/15/2019 – 01/15/2028, and U.S. Treasury Notes, 0.750% – 2.750% due 07/31/2019 – 05/15/2026, valued at $510,000,058); expected proceeds $500,087,500	2.100%	07/02/2018	07/02/2018	500,000,000	500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/27/2018 (collateralized by U.S. Treasury Notes, 1.125% – 2.250% due 12/31/2019 – 03/31/2020, valued at $255,000,019); expected proceeds $250,107,778	1.940%	07/05/2018	07/05/2018	250,000,000	250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a Federal Home Loan Bank, 1.750% due 12/14/2018, Federal Home Loan Mortgage Corporations, 1.400% – 6.250% due 01/01/2020 – 11/01/2047, Federal National Mortgage Associations, 2.057% – 4.500% due 11/01/2028 – 01/01/2048, Government National Mortgage Associations, 2.048% – 8.500% due 08/16/2022 – 05/15/2059, a U.S. Treasury Bill, 0.000% due 01/31/2019, U.S. Treasury Notes, 1.000% – 2.625% due 10/31/2018 – 09/30/2023, and Resolution Funding Strips, 0.000% due 01/15/2026 – 01/15/2028, valued at $1,249,317,898); expected proceeds $1,218,464,224
	2.120%	07/02/2018	07/02/2018	1,218,249,000	1,218,249,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 4.375% due 11/15/2039 – 05/15/2047, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2022 – 07/15/2022, and U.S. Treasury Notes, 1.125% – 3.125% due 08/31/2018 – 11/15/2026, valued at $765,000,068); expected proceeds $750,132,500	2.120%	07/02/2018	07/02/2018	750,000,000	750,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 0.750% – 1.625% due 10/31/2018 – 04/30/2019, valued at $102,017,916); expected proceeds $100,017,500	2.100%	07/02/2018	07/02/2018	100,000,000	100,000,000
Agreement with with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 08/16/2018, and U.S. Treasury Notes, 0.875% – 3.750% due 10/15/2018 – 10/31/2023, valued at $338,640,015); expected proceeds $332,052,567	1.900%	07/02/2018	07/02/2018	332,000,000	332,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					8,533,249,000
TOTAL INVESTMENTS –96.2% (d)(e)					51,020,906,665
Other Assets in Excess of Liabilities —3.8%					1,998,649,034
NET ASSETS –100.0%					$ 53,019,555,699

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,000,000,000 or 1.9% of net assets as of June 30, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$29,111,657,665
Repurchase agreements, at value and amortized cost	21,909,249,000
Total Investments	51,020,906,665
Cash	2,159,907,621
Interest receivable - unaffiliated issuers	28,183,576
Other Receivable	18,249
TOTAL ASSETS	53,209,016,111
LIABILITIES
Payable for investments purchased	185,721,543
Advisory and administrator fee payable	2,186,277
Custody, sub-administration and transfer agent fees payable	1,463,032
Trustees’ fees and expenses payable	2,649
Professional fees payable	58,355
Printing fees payable	1,644
Accrued expenses and other liabilities	26,912
TOTAL LIABILITIES	189,460,412
NET ASSETS	$53,019,555,699
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$422,481,895
EXPENSES
Advisory and administrator fee	12,987,712
Custodian, sub-administrator and transfer agent fees	3,291,086
Trustees’ fees and expenses	443,333
Professional fees and expenses	62,572
Printing and postage fees	16,987
Insurance expense	176,150
Miscellaneous expenses	33,626
TOTAL EXPENSES	17,011,466
NET INVESTMENT INCOME (LOSS)	405,470,429
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	37,263
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$405,507,692
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 405,470,429	$ 402,421,179
Net realized gain (loss)	37,263	(18,966)
Net increase (decrease) in net assets resulting from operations	405,507,692	402,402,213
CAPITAL TRANSACTIONS
Contributions	79,290,719,400	104,516,771,308
Withdrawals	(75,341,688,634)	(107,179,383,705)
Net increase (decrease) in net assets from capital transactions	3,949,030,766	(2,662,612,397)
Net increase (decrease) in net assets during the period	4,354,538,458	(2,260,210,184)
Net assets at beginning of period	48,665,017,241	50,925,227,425
NET ASSETS AT END OF PERIOD	$ 53,019,555,699	$ 48,665,017,241
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.70%	0.74%	0.31%	0.03%	0.01%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$53,019,556	$48,665,017	$50,925,227	$16,023,491	$13,207,868	$8,712,920
Ratios to average net assets:
Total expenses	0.07%(b)	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.56%(b)	0.85%	0.32%	0.03%	0.01%	0.03%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss
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severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2018, the Portfolio had invested in repurchase agreements with the gross values of $21,909,249,000 and associated collateral equal to $22,352,050,391.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium,
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to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.07%	$1,007.00	$0.35	$1,024.40	$0.35

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•    A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•     Comparisons of the Portfolio’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•     Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund’s”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
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•    A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and
•     Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•     Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•     Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•     Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•     Information concerning the allocation of brokerage; and
•     Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•     Reports detailing the financial results and condition of the Adviser and its affiliates;
•     Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;
•     Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•    A copy of the Adviser’s proxy voting policies and procedures;
•     Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;
•    A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•    A description of the business continuity and disaster recovery plans of the Adviser; and
•     Information regarding the Adviser’s risk management processes.
Other Relevant Information
•     Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s Administrator;
•     Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•     Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•     Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•     SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•     State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•     State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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•     Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•     Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•    A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
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Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. The Board considered the Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund (a) outperformed the median of its Performance Group for the 1-year period and the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods, (b) underperformed the median of its Performance Group for the 3-year period, and (c) equaled the median of its Performance Group for the 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
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Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Fund. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement.
State Street Institutional U.S. Government Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
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Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSITUSGOVMMSAR
00215105
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report
June 30, 2018
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Treasury Debt	99.9%
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2018

% of Net Assets
2 to 30 Days	53.4%
31 to 60 Days	22.2
61 to 90 Days	11.5
Over 90 Days	12.8
Total	99.9%
Average days to maturity	30
Weighted average life	77
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—99.9%
U.S. Treasury Bill (a)	1.738%	07/05/2018	07/05/2018	$ 1,618,160,000	$ 1,617,921,865
U.S. Treasury Bill (a)	1.740%	07/12/2018	07/12/2018	1,423,079,000	1,422,390,326
U.S. Treasury Bill (a)	1.760%	07/19/2018	07/19/2018	2,150,494,000	2,148,678,365
U.S. Treasury Bill (a)	1.785%	08/16/2018	08/16/2018	450,000,000	448,936,378
U.S. Treasury Bill (a)	1.825%	07/26/2018	07/26/2018	1,108,724,000	1,107,404,968
U.S. Treasury Bill (a)	1.830%	08/30/2018	08/30/2018	200,000,000	199,400,167
U.S. Treasury Bill (a)	1.835%	08/02/2018	08/02/2018	376,000,000	375,405,325
U.S. Treasury Bill (a)	1.835%	08/23/2018	08/23/2018	530,000,000	528,562,532
U.S. Treasury Bill (a)	1.840%	08/09/2018	08/09/2018	602,842,000	601,669,025
U.S. Treasury Bill (a)	1.900%	09/27/2018	09/27/2018	200,000,000	199,081,667
U.S. Treasury Bill (a)	1.908%	09/20/2018	09/20/2018	350,000,000	348,518,956
U.S. Treasury Bill (a)	1.920%	09/06/2018	09/06/2018	600,000,000	597,896,892
U.S. Treasury Bill (a)	2.075%	12/06/2018	12/06/2018	100,000,000	99,096,639
U.S. Treasury Bill (a)	2.075%	12/13/2018	12/13/2018	100,000,000	99,054,722
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,651,684
U.S. Treasury Note (a)	1.880%	07/31/2018	07/31/2018	261,000,000	261,073,916
U.S. Treasury Note, 3 Month USD MMY(b)	1.909%	07/02/2018	01/31/2020	385,000,000	384,893,004
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.942%	07/02/2018	04/30/2020	235,000,000	234,983,085
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	1.957%	07/02/2018	10/31/2019	75,000,000	75,052,623
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	1.969%	07/02/2018	07/31/2019	150,000,000	150,149,889
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.979%	07/02/2018	04/30/2019	85,800,000	85,823,914
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.049%	07/02/2018	01/31/2019	49,000,000	49,033,598
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.079%	07/02/2018	10/31/2018	185,000,000	185,107,923
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.083%	07/02/2018	07/31/2018	400,000,000	400,033,154
TOTAL INVESTMENTS –99.9% (c)(d)					11,778,820,617
Other Assets in Excess of Liabilities —0.1%					7,110,931
NET ASSETS –100.0%					$ 11,785,931,548

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$11,778,820,617
Interest receivable - unaffiliated issuers	8,146,762
TOTAL ASSETS	11,786,967,379
LIABILITIES
Due to custodian	1,633
Advisory and administrator fee payable	485,281
Custody, sub-administration and transfer agent fees payable	476,033
Trustees’ fees and expenses payable	1,855
Professional fees payable	58,095
Accrued expenses and other liabilities	12,934
TOTAL LIABILITIES	1,035,831
NET ASSETS	$11,785,931,548
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$94,123,912
EXPENSES
Advisory and administrator fee	2,959,736
Custodian, sub-administrator and transfer agent fees	749,997
Trustees’ fees and expenses	121,146
Professional fees	62,086
Printing and postage fees	6,612
Insurance expense	54,068
Miscellaneous expenses	12,585
TOTAL EXPENSES	3,966,230
NET INVESTMENT INCOME (LOSS)	90,157,682
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(52,975)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$90,104,707
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 90,157,682	$ 111,706,631
Net realized gain (loss)	(52,975)	117,892
Net increase (decrease) in net assets resulting from operations	90,104,707	111,824,523
CAPITAL TRANSACTIONS
Contributions	15,968,455,448	20,311,832,604
Withdrawals	(17,278,230,712)	(21,422,356,261)
Net increase (decrease) in net assets from capital transactions	(1,309,775,264)	(1,110,523,657)
Net increase (decrease) in net assets during the period	(1,219,670,557)	(998,699,134)
Net assets at beginning of period	13,005,602,105	14,004,301,239
NET ASSETS AT END OF PERIOD	$ 11,785,931,548	$ 13,005,602,105
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.73%	0.73%	0.25%	(0.04)%	(0.02)%	0.00%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,785,932	$13,005,602	$14,004,301	$11,837,128	$10,247,460	$14,558,022
Ratios to average net assets:
Total expenses	0.07%(c)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.52%(c)	0.81%	0.25%	(0.03)%	(0.02)%	0.00%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
7.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$965.60	$0.34	$1,024.40	$0.35

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the
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STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. The Board considered the Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund (a) underperformed the median of its Performance Group and Lipper Index for the 10-year period, (b) outperformed the median of its Performance Group for the 1-year period, and the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods, and (c) equaled the performance of the Performance Group for the 3- and 5-year periods and the Performance Universe for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Fund. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
15

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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSITTRMMSAR
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report
June 30, 2018
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Treasury Repurchase Agreements	50.3%
Treasury Debt	46.9
Other Assets in Excess of Liabilities	2.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2018

% of Net Assets
2 to 30 Days	52.2%
31 to 60 Days	19.0
61 to 90 Days	10.6
Over 90 Days	15.4
Total	97.2%
Average days to maturity	22
Weighted average life	82
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—46.9%
U.S. Treasury Bill (a)	1.738%	07/05/2018	07/05/2018	$ 250,000,000	$ 249,963,767
U.S. Treasury Bill (a)	1.760%	07/19/2018	07/19/2018	300,000,000	299,750,667
U.S. Treasury Bill (a)	1.785%	08/16/2018	08/16/2018	750,000,000	748,267,003
U.S. Treasury Bill (a)	1.825%	07/26/2018	07/26/2018	150,000,000	149,817,173
U.S. Treasury Bill (a)	1.830%	08/30/2018	08/30/2018	200,000,000	199,400,167
U.S. Treasury Bill (a)	1.835%	08/02/2018	08/02/2018	300,000,000	299,525,958
U.S. Treasury Bill (a)	1.835%	08/23/2018	08/23/2018	660,000,000	658,219,953
U.S. Treasury Bill (a)	1.840%	08/09/2018	08/09/2018	450,000,000	449,119,667
U.S. Treasury Bill (a)	1.900%	09/27/2018	09/27/2018	350,000,000	348,392,917
U.S. Treasury Bill (a)	1.908%	09/20/2018	09/20/2018	200,000,000	199,153,689
U.S. Treasury Bill (a)	1.920%	09/06/2018	09/06/2018	550,000,000	548,069,720
U.S. Treasury Bill (a)	2.075%	12/06/2018	12/06/2018	125,000,000	123,870,799
U.S. Treasury Bill (a)	2.075%	12/13/2018	12/13/2018	135,000,000	133,723,875
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,651,684
U.S. Treasury Note, 3 Month USD MMY(b)	1.909%	07/02/2018	01/31/2020	465,000,000	464,830,983
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.942%	07/02/2018	04/30/2020	420,000,000	419,986,663
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	1.957%	07/02/2018	10/31/2019	199,000,000	199,156,423
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	1.969%	07/02/2018	07/31/2019	150,000,000	150,149,889
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.979%	07/02/2018	04/30/2019	64,398,000	64,416,230
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.049%	07/02/2018	01/31/2019	305,000,000	305,248,410
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.079%	07/02/2018	10/31/2018	130,000,000	130,075,838
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.083%	07/02/2018	07/31/2018	245,000,000	245,020,640
TOTAL TREASURY DEBT					6,544,812,115
TREASURY REPURCHASE AGREEMENTS—50.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.625% due 04/15/2023, valued at $98,746,351); expected proceeds $96,826,942	2.100%	07/02/2018	07/02/2018	96,810,000	96,810,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $22,443,933); expected proceeds $22,003,850	2.100%	07/02/2018	07/02/2018	22,000,000	22,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 06/20/2019, a U.S. Treasury Bond, 7.250% due 08/15/2022, and a U.S. Treasury Note, 1.125% due 08/31/2021, valued at $510,000,068); expected proceeds $500,087,500	2.100%	07/02/2018	07/02/2018	500,000,000	500,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 7.250% due 08/15/2022, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.375% – 0.500% due 07/15/2023 – 01/15/2028, and a U.S. Treasury Note, 2.625% due 02/28/2023, valued at $178,500,036); expected proceeds $175,029,167	2.000%	07/02/2018	07/02/2018	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/27/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 09/13/2018, U.S. Treasury Bonds, 3.375% – 7.250% due 08/15/2022 – 05/15/2044, U.S. Treasury Inflation Index Bonds, 1.375% – 2.125% due 02/15/2040 – 02/15/2044, and U.S. Treasury Notes, 1.750% – 2.375% due 10/31/2020 – 08/15/2027, valued at $129,540,035); expected proceeds $127,054,187	1.980%	07/05/2018	07/05/2018	127,000,000	127,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 08/16/2018, a U.S. Treasury Bond, 3.750% due 11/15/2043, U.S. Treasury Inflation Index Bonds, 2.500% – 3.625% due 04/15/2028 – 01/15/2029, U.S. Treasury Notes, 2.000% – 2.875% due 08/15/2020 – 08/15/2027, and U.S. Treasury Strips, 0.000% due 11/15/2019 – 08/15/2027, valued at $204,000,005); expected proceeds $200,031,667	1.920%	07/02/2018	07/05/2018	$ 200,000,000	$ 200,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 6.000% due 02/15/2026 – 08/15/2047, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2046, U.S. Treasury Notes, 1.750% – 2.125% due 02/15/2022 – 11/30/2023, and U.S. Treasury Strips, 0.000% due 08/15/2018 – 02/15/2027, valued at $245,820,000); expected proceeds $241,042,175	2.100%	07/02/2018	07/02/2018	241,000,000	241,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.375% – 2.500% due 06/30/2019 – 06/30/2023, valued at $102,000,090); expected proceeds $100,038,500	1.980%	07/06/2018	07/06/2018	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.000% due 01/15/2021, valued at $104,040,083); expected proceeds $102,017,850	2.100%	07/02/2018	07/02/2018	102,000,000	102,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 0.875% – 2.000% due 10/15/2018 – 07/31/2022, valued at $459,000,060); expected proceeds $450,173,250	1.980%	07/06/2018	07/06/2018	450,000,000	450,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 1.750% due 02/28/2022, valued at $63,240,019); expected proceeds $62,010,850	2.100%	07/02/2018	07/02/2018	62,000,000	62,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2047, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $253,036,986); expected proceeds $253,036,896	1.750%	07/02/2018	07/02/2018	253,000,000	253,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2022, valued at $189,720,000); expected proceeds $186,027,900	1.800%	07/02/2018	07/02/2018	186,000,000	186,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2022 – 05/15/2027, valued at $92,820,000); expected proceeds $91,014,408	1.900%	07/02/2018	07/02/2018	91,000,000	91,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/26/2018 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2027, valued at $159,123,675); expected proceeds $156,057,633	1.900%	07/03/2018	07/03/2018	156,000,000	156,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2019 – 02/15/2028, valued at $969,006,743); expected proceeds $950,166,250	2.100%	07/02/2018	07/02/2018	950,000,000	950,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.875% – 8.000% due 11/15/2021 – 05/15/2048, and U.S. Treasury Notes, 0.000% – 2.250% due 02/28/2019 – 05/15/2023, valued at $473,282,730); expected proceeds $464,081,200	2.100%	07/02/2018	07/02/2018	$ 464,000,000	$ 464,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.500% – 2.000% due 12/31/2019 – 10/31/2022, and a U.S. Treasury Bond, 3.000% due 11/15/2044, valued at $204,003,525); expected proceeds $200,031,667	1.900%	07/02/2018	07/02/2018	200,000,000	200,000,000
Agreement with LLOYDS Bank PLC, dated 05/15/2018 (collateralized by a U.S. Treasury Note, 2.625% due 11/15/2020, valued at $188,775,723); expected proceeds $201,381,944 (c)	1.990%	07/02/2018	09/17/2018	200,000,000	200,000,000
Agreement with LLOYDS Bank PLC, dated 05/21/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, valued at $271,462,482); expected proceeds $251,229,931 (c)	1.990%	07/02/2018	08/17/2018	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 05/11/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 12/27/2018, U.S. Treasury Bonds, 2.500% – 5.500% due 08/15/2028 – 05/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 01/15/2028, and U.S. Treasury Notes, 1.125% – 2.250% due 08/31/2018 – 05/15/2025, valued at $66,300,001); expected proceeds $65,202,656	1.840%	07/06/2018	07/06/2018	65,000,000	65,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/01/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2020 – 04/15/2022, and U.S. Treasury Notes, 1.125% – 3.625% due 02/15/2020 – 05/15/2022, valued at $510,000,034); expected proceeds $500,899,306	1.850%	07/06/2018	07/06/2018	500,000,000	500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.500% – 1.875% due 07/15/2019 – 01/15/2028, and U.S. Treasury Notes, 1.750% – 2.125% due 10/31/2020 – 05/15/2025, valued at $102,000,043); expected proceeds $100,017,500	2.100%	07/02/2018	07/02/2018	100,000,000	100,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.750% – 7.625% due 02/15/2025 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.875% – 1.000% due 02/15/2047 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2021 – 07/15/2022, and U.S. Treasury Notes, 1.000% – 3.625% due 05/31/2019 – 05/15/2028, valued at $816,000,077); expected proceeds $800,140,000	2.100%	07/02/2018	07/02/2018	800,000,000	800,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.250% – 2.250% due 12/31/2019 – 11/15/2025, valued at $79,560,086); expected proceeds $78,013,650	2.100%	07/02/2018	07/02/2018	78,000,000	78,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 6.250% due 08/15/2023 – 02/15/2046, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, and U.S. Treasury Notes, 0.875% – 4.000% due 06/30/2018 – 11/15/2026, valued at $663,116,120); expected proceeds $650,113,750	2.100%	07/02/2018	07/02/2018	$650,000,000	$ 650,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,018,810,000
TOTAL INVESTMENTS –97.2% (d)(e)					13,563,622,115
Other Assets in Excess of Liabilities —2.8%					392,806,866
NET ASSETS –100.0%					$ 13,956,428,981

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $450,000,000 or 3.2% of net assets as of June 30, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 6,544,812,115
Repurchase agreements, at value and amortized cost	7,018,810,000
Total Investments	13,563,622,115
Cash	383,415,516
Interest receivable - unaffiliated issuers	10,129,490
Other Receivable	8,852
TOTAL ASSETS	13,957,175,973
LIABILITIES
Advisory and administrator fee payable	567,072
Custody, sub-administration and transfer agent fees payable	95,569
Trustees’ fees and expenses payable	1,038
Professional fees payable	57,867
Printing fees payable	3,077
Accrued expenses and other liabilities	22,369
TOTAL LIABILITIES	746,992
NET ASSETS	$13,956,428,981
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$109,248,916
EXPENSES
Advisory and administrator fee	3,384,985
Custodian, sub-administrator and transfer agent fees	861,140
Trustees’ fees and expenses	122,005
Professional fees	62,170
Printing and postage fees	4,180
Insurance expense	42,497
Miscellaneous expenses	1,484
TOTAL EXPENSES	4,478,461
NET INVESTMENT INCOME (LOSS)	104,770,455
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,453
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$104,775,908
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 104,770,455	$ 89,426,187
Net realized gain (loss)	5,453	(118)
Net increase (decrease) in net assets resulting from operations	104,775,908	89,426,069
CAPITAL TRANSACTIONS
Contributions	21,433,887,701	28,396,151,811
Withdrawals	(21,762,515,150)	(24,934,249,332)
Net increase (decrease) in net assets from capital transactions	(328,627,449)	3,461,902,479
Net increase (decrease) in net assets during the period	(223,851,541)	3,551,328,548
Net assets at beginning of period	14,180,280,522	10,628,951,974
NET ASSETS AT END OF PERIOD	$ 13,956,428,981	$ 14,180,280,522
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.78%	0.82%	0.23%	(0.01)%	(0.02)%	0.00%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,956,429	$14,180,281	$10,628,952	$1,744,814	$2,765,530	$2,753,017
Ratios to average net assets:
Total expenses	0.07%(c)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.55%(c)	0.84%	0.27%	(0.01)%	(0.02)%	0.00%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss
10

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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2018, the Portfolio had invested in repurchase agreements with the gross values of $7,018,810,000 and associated collateral equal to $7,155,538,905.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$997.20	$0.35	$1,024.40	$0.35

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
14

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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2018, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. The Board considered the Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund (a) outperformed the median of its Performance Group for the 1-year period, and the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods, (b) equaled the median of its Performance Group for the 3- and 5-year periods, and (c) underperformed the median of its Performance Group for the 10-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

of the Portfolio to limit the total expenses borne by shareholders of the Fund. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSITTRPLMMSAR
00215114
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

June 30, 2018

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (UNAUDITED)

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO —

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of June 30, 2018

Description	Market Value	% of Net Assets
Nestle SA	$49,661,160	1.6%
HSBC Holdings PLC	38,704,078	1.3
Novartis AG	34,772,165	1.2
Royal Dutch Shell PLC Class A	32,907,726	1.1
Roche Holding AG	32,183,708	1.1
TOTAL	$188,228,837	6.3%

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

Top Five Sectors as of June 30, 2018

Description	% of Net Assets
Banks	12.4%
Pharmaceuticals	7.5
Oil & Gas	5.8
Insurance	5.2
Food	4.3
TOTAL	35.2%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

1

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 7.0%
AGL Energy, Ltd.	135,789	$2,255,366
Alumina, Ltd.	493,347	1,020,626
Amcor, Ltd.	238,439	2,538,619
AMP, Ltd.	633,428	1,666,109
APA Group	239,496	1,742,973
Aristocrat Leisure, Ltd.	118,036	2,694,816
ASX, Ltd.	39,297	1,869,537
Aurizon Holdings, Ltd.	439,693	1,406,674
AusNet Services	348,352	413,095
Australia & New Zealand Banking Group, Ltd.	605,378	12,631,284
Bank of Queensland, Ltd.	92,969	699,952
Bendigo & Adelaide Bank, Ltd.	96,339	771,592
BHP Billiton PLC	438,461	9,875,665
BHP Billiton, Ltd.	664,183	16,640,705
BlueScope Steel, Ltd.	120,840	1,541,018
Boral, Ltd.	259,376	1,251,409
Brambles, Ltd.	328,756	2,156,964
Caltex Australia, Ltd.	57,359	1,379,035
Challenger, Ltd.	111,547	974,987
CIMIC Group, Ltd.	22,862	714,514
Coca-Cola Amatil, Ltd.	110,525	751,285
Cochlear, Ltd.	12,427	1,837,898
Commonwealth Bank of Australia	362,113	19,496,159
Computershare, Ltd.	101,328	1,379,784
Crown Resorts, Ltd.	86,682	864,607
CSL, Ltd.	93,619	13,323,599
Dexus REIT	206,520	1,481,622
Domino’s Pizza Enterprises, Ltd.	15,223	587,345
Flight Centre Travel Group, Ltd. (a)	12,119	569,930
Fortescue Metals Group, Ltd.	316,031	1,025,063
Goodman Group REIT	353,845	2,515,037
GPT Group REIT	366,184	1,369,008
Harvey Norman Holdings, Ltd. (a)	107,605	263,953
Healthscope, Ltd.	380,823	621,830
Incitec Pivot, Ltd.	367,854	986,594
Insurance Australia Group, Ltd.	484,531	3,053,703
LendLease Group	118,541	1,735,039
Macquarie Group, Ltd.	67,479	6,164,799
Medibank Pvt, Ltd.	550,916	1,188,569
Mirvac Group REIT	816,858	1,309,672
National Australia Bank, Ltd.	563,641	11,414,786
Newcrest Mining, Ltd.	155,782	2,509,169
Oil Search, Ltd.	278,350	1,830,364
Orica, Ltd.	81,684	1,071,252
Origin Energy, Ltd. (b)	356,954	2,645,266
QBE Insurance Group, Ltd.	275,981	1,986,069
Ramsay Health Care, Ltd.	28,714	1,145,204
REA Group, Ltd.	10,695	718,055
Santos, Ltd. (b)	363,770	1,685,197
Scentre Group REIT	1,122,569	3,641,109
SEEK, Ltd.	73,854	1,190,107
Sonic Healthcare, Ltd.	81,524	1,477,540
South32, Ltd.	1,097,449	2,927,168
Stockland REIT	494,166	1,449,504
Suncorp Group, Ltd.	265,767	2,864,920
Sydney Airport (a)	235,304	1,244,797
Tabcorp Holdings, Ltd.	405,077	1,334,838
Telstra Corp., Ltd.	868,600	1,681,424
TPG Telecom, Ltd. (a)	84,919	324,378
Transurban Group Stapled Security	467,416	4,133,842
Treasury Wine Estates, Ltd.	145,880	1,874,354
Vicinity Centres REIT	721,334	1,380,360
Wesfarmers, Ltd.	235,649	8,594,031
Westpac Banking Corp.	704,234	15,245,469
Woodside Petroleum, Ltd.	184,971	4,846,169
Woolworths Group, Ltd.	272,350	6,141,410

		210,127,218

AUSTRIA — 0.2%
ANDRITZ AG	14,225	755,018
Erste Group Bank AG (b)	61,851	2,581,656
OMV AG	27,483	1,558,504
Raiffeisen Bank International AG	27,489	843,772
Voestalpine AG	21,677	998,440

		6,737,390

BELGIUM — 1.0%
Ageas	39,339	1,984,647
Anheuser-Busch InBev SA	151,266	15,276,825
Colruyt SA	13,634	777,931
Groupe Bruxelles Lambert SA	16,899	1,782,053
KBC Group NV	49,557	3,825,723
Proximus SADP	33,328	751,393
Solvay SA	15,435	1,948,987
Telenet Group Holding NV (b)	10,840	506,250
UCB SA	26,363	2,072,734
Umicore SA	43,409	2,491,030

		31,417,573

CHILE — 0.0% (c)
Antofagasta PLC	76,960	1,005,904

CHINA — 0.2% (c)
BOC Hong Kong Holdings, Ltd.	781,500	3,680,659
Minth Group, Ltd.	136,000	574,652
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	256,267

		4,511,578

DENMARK — 1.6%
AP Moller - Maersk A/S Class A	759	900,952
AP Moller - Maersk A/S Class B	1,323	1,647,764
Carlsberg A/S Class B	22,111	2,604,188
Chr. Hansen Holding A/S	19,507	1,801,681
Coloplast A/S Class B	23,177	2,316,429
Danske Bank A/S	152,022	4,758,504
DSV A/S	39,087	3,158,075
Genmab A/S (b)	12,424	1,917,285
H Lundbeck A/S	15,024	1,055,670
ISS A/S	33,601	1,154,697
Novo Nordisk A/S Class B	358,280	16,618,488
Novozymes A/S Class B	45,869	2,326,694
Orsted A/S (d)	36,713	2,220,672
Pandora A/S	22,321	1,559,304
Tryg A/S	27,932	655,679
Vestas Wind Systems A/S	42,940	2,657,886
William Demant Holding A/S (b)	25,642	1,031,868

		48,385,836

See accompanying notes to financial statements.

2

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
FINLAND — 1.0%
Elisa Oyj	30,461	$1,410,854
Fortum Oyj	86,050	2,053,560
Kone Oyj Class B	69,387	3,537,020
Metso Oyj	21,684	726,603
Neste Oyj	25,147	1,973,018
Nokia Oyj	1,156,571	6,657,250
Nokian Renkaat Oyj	25,302	999,680
Orion Oyj Class B	18,821	507,391
Sampo Oyj Class A	88,370	4,312,775
Stora Enso Oyj Class R	114,770	2,245,836
UPM-Kymmene Oyj	109,102	3,900,440
Wartsila Oyj Abp	92,629	1,820,148

		30,144,575

FRANCE — 10.5%
Accor SA	38,877	1,907,324
Aeroports de Paris	6,138	1,388,137
Air Liquide SA	88,824	11,169,191
Airbus SE	120,246	14,075,830
Alstom SA	32,665	1,501,113
Amundi SA (d)	13,383	927,207
Arkema SA	14,803	1,752,522
Atos SE (a)	19,118	2,610,468
AXA SA	402,611	9,878,493
BioMerieux	7,650	688,639
BNP Paribas SA	232,592	14,444,431
Bollore SA	179,221	833,650
Bouygues SA	43,556	1,877,015
Bureau Veritas SA	56,343	1,503,806
Capgemini SE	33,596	4,518,723
Carrefour SA	120,423	1,950,121
Casino Guichard Perrachon SA	9,801	380,485
Cie de Saint-Gobain	104,424	4,665,890
Cie Generale des Etablissements Michelin SCA	35,038	4,266,771
CNP Assurances	37,775	859,591
Covivio REIT	7,426	772,517
Credit Agricole SA	240,700	3,213,571
Danone SA	125,344	9,200,738
Dassault Aviation SA	497	947,005
Dassault Systemes SE (a)	27,295	3,824,195
Edenred	48,847	1,543,268
Eiffage SA	16,317	1,775,165
Electricite de France SA	119,417	1,642,431
Engie SA	373,337	5,723,233
Essilor International Cie Generale d’Optique SA	42,555	6,006,930
Eurazeo SA	10,092	765,301
Eutelsat Communications SA	34,717	720,084
Faurecia SA	16,076	1,147,194
Gecina SA REIT	9,550	1,597,810
Getlink	102,452	1,404,912
Hermes International	6,659	4,072,398
ICADE REIT	6,016	564,026
Iliad SA (a)	5,881	929,362
Imerys SA	8,119	656,444
Ingenico Group SA	13,210	1,187,597
Ipsen SA	8,146	1,277,785
JCDecaux SA	17,721	592,980
Kering SA	15,742	8,888,365
Klepierre SA REIT	41,883	1,577,042
Legrand SA	55,929	4,107,366
L’Oreal SA	52,185	12,886,404
LVMH Moet Hennessy Louis Vuitton SE	57,614	19,184,621
Natixis SA	198,590	1,409,269
Orange SA	407,007	6,816,762
Pernod Ricard SA	43,291	7,071,166
Peugeot SA	117,706	2,688,086
Publicis Groupe SA	43,955	3,024,782
Remy Cointreau SA	4,144	537,055
Renault SA	40,529	3,446,290
Rexel SA	57,244	823,076
Safran SA	67,923	8,251,533
Sanofi	233,239	18,694,652
Schneider Electric SE	111,557	9,302,343
SCOR SE	34,029	1,264,227
SEB SA	4,595	802,588
Societe BIC SA	6,060	561,783
Societe Generale SA	156,613	6,603,757
Sodexo SA	18,247	1,824,074
Suez	81,948	1,062,509
Teleperformance	12,006	2,120,865
Thales SA	22,105	2,847,990
TOTAL SA	502,699	30,643,431
Ubisoft Entertainment SA (b)	16,885	1,852,730
Unibail-Rodamco-Westfield (b)	143,220	1,552,351
Unibail-Rodamco-Westfield	21,066	4,637,504
Valeo SA	48,888	2,672,449
Veolia Environnement SA	114,158	2,443,118
Vinci SA	104,401	10,039,144
Vivendi SA	212,304	5,205,388
Wendel SA	5,866	808,164

		316,415,237

GERMANY — 9.4%
1&1 Drillisch AG	12,173	693,006
adidas AG	39,126	8,540,172
Allianz SE	90,982	18,804,141
Axel Springer SE	10,775	779,353
BASF SE	189,810	18,152,301
Bayer AG	185,651	20,451,015
Bayerische Motoren Werke AG	67,566	6,123,976
Bayerische Motoren Werke AG Preference Shares	10,669	850,786
Beiersdorf AG	21,544	2,445,947
Brenntag AG	32,359	1,802,898
Commerzbank AG (b)	202,502	1,941,338
Continental AG	22,501	5,137,305
Covestro AG (d)	40,615	3,623,841
Daimler AG	188,340	12,122,892
Delivery Hero AG (b) (d)	20,117	1,070,565
Deutsche Bank AG	408,936	4,403,076
Deutsche Boerse AG	39,526	5,267,863
Deutsche Lufthansa AG	46,604	1,120,898
Deutsche Post AG	200,479	6,546,920
Deutsche Telekom AG (b)	691,176	10,708,663
Deutsche Wohnen SE	74,800	3,615,577
E.ON SE	451,530	4,825,843

See accompanying notes to financial statements.

3

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Evonik Industries AG	32,526	$1,113,829
Fraport AG Frankfurt Airport Services Worldwide	8,539	823,698
Fresenius Medical Care AG & Co. KGaA	45,237	4,562,288
Fresenius SE & Co. KGaA	84,863	6,816,830
Fuchs Petrolub SE Preference Shares	14,455	712,882
GEA Group AG	34,939	1,178,511
Hannover Rueck SE	13,114	1,635,242
HeidelbergCement AG	30,954	2,604,997
Henkel AG & Co. KGaA Preference Shares	37,351	4,775,205
Henkel AG & Co. KGaA	22,168	2,465,285
HOCHTIEF AG	4,362	788,374
HUGO BOSS AG	14,016	1,272,495
Infineon Technologies AG	231,848	5,909,255
Innogy SE (d)	27,779	1,189,981
KION Group AG	15,135	1,089,233
KS AG	41,885	1,034,295
Lanxess AG	19,401	1,513,130
Linde AG	38,579	9,206,775
MAN SE	7,275	823,487
Merck KGaA	26,937	2,629,875
METRO AG	33,622	415,518
MTU Aero Engines AG	10,932	2,100,899
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,633	6,686,742
OSRAM Licht AG	22,044	900,812
Porsche Automobil Holding SE Preference Shares	32,050	2,041,635
ProSiebenSat.1 Media SE	51,152	1,297,771
Puma SE	1,799	1,052,312
QIAGEN NV (b)	48,340	1,760,909
RWE AG	108,169	2,465,866
SAP SE	202,876	23,438,086
Sartorius AG Preference Shares	7,616	1,139,073
Schaeffler AG Preference Shares	36,347	473,172
Siemens AG	157,995	20,885,370
Siemens Healthineers AG (b) (d)	32,376	1,336,441
Symrise AG	25,854	2,266,957
Telefonica Deutschland Holding AG	156,139	615,445
ThyssenKrupp AG	90,990	2,211,821
TUI AG	89,424	1,962,782
Uniper SE	44,438	1,325,107
United Internet AG	26,088	1,494,321
Volkswagen AG	6,922	1,143,573
Volkswagen AG Preference Shares	37,843	6,283,794
Vonovia SE	99,158	4,718,866
Wirecard AG	24,130	3,886,464
Zalando SE (b)	24,542	1,371,668

		284,449,447

HONG KONG — 3.4%
AIA Group, Ltd.	2,501,600	21,873,794
ASM Pacific Technology, Ltd.	66,900	845,902
Bank of East Asia, Ltd.	268,086	1,071,257
CK Asset Holdings, Ltd.	545,179	4,329,217
CK Hutchison Holdings, Ltd.	547,500	5,806,168
CK Infrastructure Holdings, Ltd.	131,000	970,964
CLP Holdings, Ltd.	347,500	3,742,774
Dairy Farm International Holdings, Ltd.	77,000	676,830
Galaxy Entertainment Group, Ltd.	501,000	3,879,414
Hang Lung Group, Ltd.	187,000	524,380
Hang Lung Properties, Ltd.	396,000	816,687
Hang Seng Bank, Ltd.	161,400	4,036,311
Henderson Land Development Co., Ltd.	288,579	1,526,494
HK Electric Investments & HK Electric Investments, Ltd. (a) (d)	618,990	591,735
HKT Trust & HKT, Ltd.	821,000	1,052,745
Hong Kong & China Gas Co., Ltd.	1,950,350	3,733,917
Hong Kong Exchanges & Clearing, Ltd.	245,905	7,397,100
Hongkong Land Holdings, Ltd.	254,900	1,822,535
Hysan Development Co., Ltd.	131,000	731,354
Jardine Matheson Holdings, Ltd.	43,600	2,751,160
Jardine Strategic Holdings, Ltd.	48,100	1,754,688
Kerry Properties, Ltd.	146,000	698,787
Li & Fung, Ltd.	1,090,000	400,130
Link REIT	457,500	4,178,202
Melco Resorts & Entertainment, Ltd. ADR	48,123	1,347,444
MTR Corp., Ltd.	314,145	1,737,809
New World Development Co., Ltd.	1,202,077	1,691,545
NWS Holdings, Ltd.	356,810	617,617
PCCW, Ltd.	748,000	421,411
Power Assets Holdings, Ltd.	278,500	1,947,081
Sands China, Ltd.	484,400	2,590,110
Shangri-La Asia, Ltd.	272,000	511,726
Sino Land Co., Ltd.	689,379	1,121,220
SJM Holdings, Ltd.	457,000	568,523
Sun Hung Kai Properties, Ltd.	323,000	4,874,571
Swire Pacific, Ltd. Class A	99,500	1,053,917
Swire Properties, Ltd.	238,200	880,485
Techtronic Industries Co., Ltd.	288,000	1,606,026
WH Group, Ltd.	1,834,309	1,494,017
Wharf Holdings, Ltd.	226,000	725,924
Wharf Real Estate Investment Co., Ltd.	238,000	1,694,269
Wheelock & Co., Ltd.	174,000	1,212,053
Yue Yuen Industrial Holdings, Ltd.	149,500	422,082

		101,730,375

IRELAND — 0.6%
AerCap Holdings NV (b)	28,614	1,549,448
AIB Group PLC	150,377	816,413
Bank of Ireland Group PLC	193,711	1,511,929
CRH PLC	166,015	5,882,768
James Hardie Industries PLC	89,624	1,501,840
Kerry Group PLC Class A	31,246	3,268,723
Paddy Power Betfair PLC	16,919	1,876,610
Ryanair Holdings PLC ADR (b)	4,205	480,337
Smurfit Kappa Group PLC	46,728	1,893,138

		18,781,206

ISRAEL — 0.5%
Azrieli Group, Ltd.	7,782	385,640
Bank Hapoalim BM	211,075	1,427,137
Bank Leumi Le-Israel BM	283,811	1,674,698

See accompanying notes to financial statements.

4

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	$469,747
Check Point Software Technologies, Ltd. (a) (b)	26,810	2,618,801
Elbit Systems, Ltd.	5,012	587,795
Frutarom Industries, Ltd.	8,120	795,241
Israel Chemicals, Ltd.	150,124	684,889
Mizrahi Tefahot Bank, Ltd.	25,993	476,964
Nice, Ltd. (b)	12,240	1,262,604
Teva Pharmaceutical Industries, Ltd. ADR	61,428	1,493,929
Teva Pharmaceutical Industries, Ltd.	129,045	3,061,009

		14,938,454

ITALY — 2.1%
Assicurazioni Generali SpA	246,575	4,136,962
Atlantia SpA	101,235	2,992,747
Davide Campari-Milano SpA	130,799	1,075,873
Enel SpA	1,694,333	9,410,390
Eni SpA	529,846	9,839,801
Ferrari NV	25,993	3,535,558
Intesa Sanpaolo SpA (e)	2,811,751	8,162,835
Intesa Sanpaolo SpA (e)	193,158	585,905
Leonardo SpA	85,867	848,751
Luxottica Group SpA	36,429	2,350,357
Mediobanca Banca di Credito Finanziario SpA	127,025	1,180,829
Moncler SpA	37,404	1,703,171
Pirelli & C SpA (b) (d)	89,601	748,197
Poste Italiane SpA (d)	105,767	885,411
Prysmian SpA	43,965	1,094,898
Recordati SpA	22,725	903,700
Snam SpA	491,323	2,051,353
Telecom Italia SpA/Milano (b) (e)	2,467,700	1,836,454
Telecom Italia SpA/Milano (e)	1,270,582	830,149
Terna Rete Elettrica Nazionale SpA	296,222	1,601,996
UniCredit SpA	419,450	7,001,167

		62,776,504

JAPAN — 23.6%
ABC-Mart, Inc.	5,800	317,320
Acom Co., Ltd.	91,400	351,523
Aeon Co., Ltd.	129,600	2,773,006
AEON Financial Service Co., Ltd.	20,500	437,521
Aeon Mall Co., Ltd.	24,100	432,980
Air Water, Inc.	34,400	631,694
Aisin Seiki Co., Ltd.	34,700	1,582,043
Ajinomoto Co., Inc.	102,200	1,933,925
Alfresa Holdings Corp.	37,400	879,583
Alps Electric Co., Ltd.	43,200	1,109,982
Amada Holdings Co., Ltd.	73,000	701,891
ANA Holdings, Inc.	23,600	866,956
Aozora Bank, Ltd.	22,800	867,621
Asahi Glass Co., Ltd. (a)	38,500	1,499,819
Asahi Group Holdings, Ltd.	76,300	3,907,133
Asahi Kasei Corp.	266,600	3,388,912
Asics Corp. (a)	36,600	618,894
Astellas Pharma, Inc.	398,900	6,082,626
Bandai Namco Holdings, Inc.	42,400	1,749,361
Bank of Kyoto, Ltd.	12,500	578,928
Benesse Holdings, Inc.	13,600	482,535
Bridgestone Corp.	123,700	4,839,002
Brother Industries, Ltd.	44,800	884,958
Calbee, Inc.	15,100	567,792
Canon, Inc. (a)	208,400	6,831,584
Casio Computer Co., Ltd. (a)	37,900	616,583
Central Japan Railway Co.	29,500	6,114,928
Chiba Bank, Ltd.	134,000	947,249
Chubu Electric Power Co., Inc.	126,300	1,893,958
Chugai Pharmaceutical Co., Ltd.	45,400	2,381,384
Chugoku Electric Power Co., Inc.	57,100	738,204
Coca-Cola Bottlers Japan Holdings, Inc. (a)	29,100	1,162,529
Concordia Financial Group, Ltd.	237,100	1,207,280
Credit Saison Co., Ltd.	28,200	444,010
CyberAgent, Inc.	21,600	1,298,750
CYBERDYNE, Inc. (a) (b)	22,300	261,323
Dai Nippon Printing Co., Ltd.	50,000	1,119,036
Daicel Corp.	51,500	570,027
Daifuku Co., Ltd.	20,600	902,930
Dai-ichi Life Holdings, Inc.	218,900	3,905,082
Daiichi Sankyo Co., Ltd.	115,100	4,402,823
Daikin Industries, Ltd.	50,600	6,062,041
Daito Trust Construction Co., Ltd.	14,600	2,373,909
Daiwa House Industry Co., Ltd.	115,000	3,920,372
Daiwa House REIT Investment Corp.	371	880,566
Daiwa Securities Group, Inc.	347,800	2,019,950
DeNA Co., Ltd.	17,400	326,275
Denso Corp.	88,300	4,314,356
Dentsu, Inc.	43,900	2,080,757
Disco Corp.	5,500	938,970
Don Quijote Holdings Co., Ltd.	23,100	1,109,484
East Japan Railway Co.	62,600	5,999,178
Eisai Co., Ltd.	53,100	3,741,185
Electric Power Development Co., Ltd.	29,400	759,121
FamilyMart UNY Holdings Co., Ltd.	17,000	1,789,554
FANUC Corp.	39,500	7,847,222
Fast Retailing Co., Ltd.	12,200	5,607,385
Fuji Electric Co., Ltd.	124,000	944,847
FUJIFILM Holdings Corp.	81,900	3,198,658
Fujitsu, Ltd.	396,000	2,401,777
Fukuoka Financial Group, Inc.	171,000	859,902
Hakuhodo DY Holdings, Inc.	47,300	759,260
Hamamatsu Photonics KK	27,400	1,177,484
Hankyu Hanshin Holdings, Inc.	46,300	1,862,199
Hikari Tsushin, Inc.	4,900	861,310
Hino Motors, Ltd.	49,600	529,741
Hirose Electric Co., Ltd.	6,510	806,954
Hisamitsu Pharmaceutical Co., Inc.	13,100	1,105,810
Hitachi Chemical Co., Ltd.	19,900	401,539
Hitachi Construction Machinery Co., Ltd.	24,800	806,031
Hitachi High-Technologies Corp.	15,800	644,752
Hitachi Metals, Ltd.	40,500	420,485
Hitachi, Ltd.	1,006,000	7,098,719
Honda Motor Co., Ltd.	338,100	9,929,484
Hoshizaki Corp.	11,800	1,194,222

See accompanying notes to financial statements.

5

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Hoya Corp.	80,000	$4,549,452
Hulic Co., Ltd. (a)	68,000	726,258
Idemitsu Kosan Co., Ltd.	27,200	969,982
IHI Corp.	30,200	1,052,426
Iida Group Holdings Co., Ltd.	26,200	505,479
Inpex Corp.	204,100	2,118,115
Isetan Mitsukoshi Holdings, Ltd.	68,300	853,403
Isuzu Motors, Ltd.	117,400	1,559,645
ITOCHU Corp.	286,900	5,199,763
J Front Retailing Co., Ltd.	52,200	795,029
Japan Airlines Co., Ltd.	23,600	836,914
Japan Airport Terminal Co., Ltd.	8,200	384,219
Japan Exchange Group, Inc.	103,400	1,922,093
Japan Post Bank Co., Ltd.	90,900	1,058,647
Japan Post Holdings Co., Ltd.	319,700	3,501,071
Japan Prime Realty Investment Corp. REIT	191	694,060
Japan Real Estate Investment Corp. REIT	258	1,364,944
Japan Retail Fund Investment Corp. REIT	542	976,691
Japan Tobacco, Inc.	223,300	6,239,457
JFE Holdings, Inc.	98,700	1,867,695
JGC Corp.	42,000	846,712
JSR Corp.	42,300	720,244
JTEKT Corp.	50,800	691,612
JXTG Holdings, Inc.	658,800	4,580,939
Kajima Corp.	177,000	1,371,065
Kakaku.com, Inc.	26,600	600,850
Kamigumi Co., Ltd.	20,000	415,835
Kaneka Corp.	49,000	439,281
Kansai Electric Power Co., Inc.	147,800	2,156,320
Kansai Paint Co., Ltd.	39,400	818,840
Kao Corp.	100,800	7,689,794
Kawasaki Heavy Industries, Ltd.	32,800	966,840
KDDI Corp.	375,700	10,280,745
Keihan Holdings Co., Ltd.	19,500	699,792
Keikyu Corp.	43,500	713,186
Keio Corp.	25,200	1,219,447
Keisei Electric Railway Co., Ltd.	28,100	965,291
Keyence Corp.	20,200	11,408,947
Kikkoman Corp.	29,900	1,508,969
Kintetsu Group Holdings Co., Ltd.	35,300	1,440,491
Kirin Holdings Co., Ltd.	167,000	4,467,305
Kobayashi Pharmaceutical Co., Ltd.	10,700	924,471
Kobe Steel, Ltd.	62,900	575,819
Koito Manufacturing Co., Ltd.	23,100	1,526,583
Komatsu, Ltd.	187,400	5,359,845
Konami Holdings Corp.	18,400	936,902
Konica Minolta, Inc.	93,100	864,893
Kose Corp.	6,500	1,400,758
Kubota Corp.	208,500	3,280,960
Kuraray Co., Ltd.	66,900	921,676
Kurita Water Industries, Ltd.	17,800	507,814
Kyocera Corp.	67,600	3,812,551
Kyowa Hakko Kirin Co., Ltd.	50,400	1,016,054
Kyushu Electric Power Co., Inc.	82,000	915,018
Kyushu Railway Co.	30,700	939,584
Lawson, Inc.	9,100	568,519
LINE Corp. (a) (b)	16,600	691,635
Lion Corp.	43,200	791,730
LIXIL Group Corp.	57,100	1,142,361
M3, Inc.	44,200	1,761,775
Mabuchi Motor Co., Ltd.	9,600	456,751
Makita Corp.	47,100	2,111,240
Marubeni Corp.	313,700	2,393,426
Marui Group Co., Ltd.	39,800	838,651
Maruichi Steel Tube, Ltd.	10,400	352,566
Mazda Motor Corp.	111,100	1,364,113
McDonald’s Holdings Co. Japan, Ltd.	13,200	673,317
Mebuki Financial Group, Inc.	181,300	608,889
Medipal Holdings Corp.	38,600	776,426
MEIJI Holdings Co., Ltd.	26,200	2,209,254
MINEBEA MITSUMI, Inc.	78,300	1,324,734
MISUMI Group, Inc.	57,500	1,676,748
Mitsubishi Chemical Holdings Corp.	271,900	2,276,532
Mitsubishi Corp.	281,100	7,811,365
Mitsubishi Electric Corp.	370,500	4,932,084
Mitsubishi Estate Co., Ltd.	240,000	4,196,994
Mitsubishi Gas Chemical Co., Inc.	35,900	813,515
Mitsubishi Heavy Industries, Ltd.	63,000	2,292,719
Mitsubishi Materials Corp.	21,600	593,798
Mitsubishi Motors Corp.	136,100	1,084,966
Mitsubishi Tanabe Pharma Corp.	49,200	850,167
Mitsubishi UFJ Financial Group, Inc.	2,445,500	13,933,599
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	502,304
Mitsui & Co., Ltd.	346,400	5,777,764
Mitsui Chemicals, Inc.	34,600	921,500
Mitsui Fudosan Co., Ltd.	181,100	4,371,971
Mitsui OSK Lines, Ltd.	20,200	486,558
Mizuho Financial Group, Inc.	4,908,400	8,264,493
MS&AD Insurance Group Holdings, Inc.	100,400	3,121,723
Murata Manufacturing Co., Ltd.	36,600	6,152,593
Nabtesco Corp.	24,000	738,862
Nagoya Railroad Co., Ltd.	36,000	929,536
NEC Corp.	50,400	1,383,253
Nexon Co., Ltd. (b)	87,800	1,275,405
NGK Insulators, Ltd.	53,200	947,624
NGK Spark Plug Co., Ltd.	29,600	844,454
NH Foods, Ltd.	21,000	848,418
Nidec Corp.	46,600	6,994,312
Nikon Corp.	67,200	1,069,594
Nintendo Co., Ltd.	23,600	7,712,906
Nippon Building Fund, Inc. REIT	264	1,523,008
Nippon Electric Glass Co., Ltd. (a)	15,200	422,661
Nippon Express Co., Ltd.	15,800	1,146,860
Nippon Paint Holdings Co., Ltd. (a)	31,600	1,360,827
Nippon Prologis REIT, Inc.	331	686,713
Nippon Steel & Sumitomo Metal Corp.	157,400	3,091,443
Nippon Telegraph & Telephone Corp.	140,400	6,383,374
Nippon Yusen KK	36,600	726,614
Nissan Chemical Industries, Ltd.	28,300	1,320,914
Nissan Motor Co., Ltd.	471,200	4,585,867

See accompanying notes to financial statements.

6

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Nisshin Seifun Group, Inc.	40,900	$865,892
Nissin Foods Holdings Co., Ltd.	11,800	853,320
Nitori Holdings Co., Ltd.	16,000	2,496,095
Nitto Denko Corp.	34,400	2,603,487
NOK Corp.	19,900	385,190
Nomura Holdings, Inc.	718,200	3,489,688
Nomura Real Estate Holdings, Inc.	22,600	501,519
Nomura Real Estate Master Fund, Inc.	818	1,154,276
Nomura Research Institute, Ltd.	26,000	1,260,506
NSK, Ltd.	73,800	761,553
NTT Data Corp.	134,900	1,554,032
NTT DOCOMO, Inc.	278,400	7,094,154
Obayashi Corp.	125,800	1,309,506
Obic Co., Ltd.	13,100	1,084,521
Odakyu Electric Railway Co., Ltd.	63,400	1,361,127
Oji Holdings Corp.	169,000	1,048,192
Olympus Corp.	61,000	2,285,469
Omron Corp.	40,500	1,890,353
Ono Pharmaceutical Co., Ltd.	79,400	1,861,615
Oracle Corp. Japan	7,400	604,613
Oriental Land Co., Ltd.	40,600	4,261,048
ORIX Corp.	268,800	4,251,682
Osaka Gas Co., Ltd.	76,100	1,575,040
Otsuka Corp.	22,600	886,535
Otsuka Holdings Co., Ltd.	82,100	3,975,844
Panasonic Corp.	448,100	6,041,957
Park24 Co., Ltd.	25,300	688,661
Pola Orbis Holdings, Inc.	20,800	915,452
Rakuten, Inc.	182,000	1,231,353
Recruit Holdings Co., Ltd.	223,800	6,194,834
Renesas Electronics Corp. (b)	164,300	1,610,886
Resona Holdings, Inc.	443,700	2,373,824
Ricoh Co., Ltd.	135,700	1,244,718
Rinnai Corp.	7,700	679,177
Rohm Co., Ltd.	20,000	1,679,231
Ryohin Keikaku Co., Ltd.	5,000	1,760,484
Sankyo Co., Ltd.	9,200	360,060
Santen Pharmaceutical Co., Ltd.	80,200	1,398,151
SBI Holdings, Inc.	44,800	1,154,329
Secom Co., Ltd.	44,300	3,402,339
Sega Sammy Holdings, Inc.	32,200	551,759
Seibu Holdings, Inc.	48,100	811,184
Seiko Epson Corp.	60,800	1,057,200
Sekisui Chemical Co., Ltd.	85,200	1,452,242
Sekisui House, Ltd.	126,200	2,233,124
Seven & i Holdings Co., Ltd.	157,000	6,847,533
Seven Bank, Ltd.	126,400	386,851
SG Holdings Co., Ltd.	22,700	498,000
Sharp Corp. (a)	34,800	848,282
Shimadzu Corp.	49,400	1,494,064
Shimamura Co., Ltd.	5,100	448,923
Shimano, Inc.	15,400	2,260,678
Shimizu Corp.	122,200	1,267,619
Shin-Etsu Chemical Co., Ltd.	76,500	6,818,801
Shinsei Bank, Ltd.	30,900	475,921
Shionogi & Co., Ltd.	58,300	2,995,398
Shiseido Co., Ltd.	77,100	6,124,009
Shizuoka Bank, Ltd.	102,000	921,789
Showa Shell Sekiyu KK	34,700	517,845
SMC Corp.	11,600	4,255,026
SoftBank Group Corp.	170,900	12,301,591
Sohgo Security Services Co., Ltd.	15,700	739,891
Sompo Holdings, Inc.	69,500	2,810,996
Sony Corp.	262,100	13,402,559
Sony Financial Holdings, Inc. (a)	33,200	634,236
Stanley Electric Co., Ltd.	27,300	931,648
Start Today Co., Ltd.	43,000	1,558,660
Subaru Corp.	124,900	3,636,550
SUMCO Corp. (a)	50,000	1,009,796
Sumitomo Chemical Co., Ltd.	294,000	1,666,880
Sumitomo Corp.	235,400	3,867,901
Sumitomo Dainippon Pharma Co., Ltd.	37,000	783,325
Sumitomo Electric Industries, Ltd.	151,700	2,259,784
Sumitomo Heavy Industries, Ltd.	22,800	769,846
Sumitomo Metal Mining Co., Ltd.	46,600	1,782,971
Sumitomo Mitsui Financial Group, Inc.	278,600	10,830,602
Sumitomo Mitsui Trust Holdings, Inc.	68,900	2,732,611
Sumitomo Realty & Development Co., Ltd.	72,000	2,657,952
Sumitomo Rubber Industries, Ltd. (a)	36,000	572,022
Sundrug Co., Ltd.	16,700	676,956
Suntory Beverage & Food, Ltd.	28,800	1,229,847
Suruga Bank, Ltd.	34,400	307,772
Suzuken Co., Ltd.	13,600	575,850
Suzuki Motor Corp.	69,800	3,855,337
Sysmex Corp.	35,300	3,295,283
T&D Holdings, Inc.	111,000	1,668,031
Taiheiyo Cement Corp.	23,800	783,199
Taisei Corp.	42,500	2,344,378
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	948,467
Taiyo Nippon Sanso Corp.	23,300	334,044
Takashimaya Co., Ltd.	53,000	453,609
Takeda Pharmaceutical Co., Ltd. (a)	145,600	6,149,206
TDK Corp.	26,000	2,657,157
Teijin, Ltd.	40,800	748,482
Temp Holdings Co., Ltd.	32,800	731,719
Terumo Corp.	64,200	3,680,495
THK Co., Ltd.	26,100	748,138
Tobu Railway Co., Ltd.	42,600	1,303,787
Toho Co., Ltd.	22,700	761,346
Toho Gas Co., Ltd.	17,900	619,749
Tohoku Electric Power Co., Inc.	90,200	1,101,798
Tokio Marine Holdings, Inc.	136,700	6,408,912
Tokyo Century Corp.	9,800	555,627
Tokyo Electric Power Co. Holdings, Inc. (b)	293,600	1,367,739
Tokyo Electron, Ltd.	31,900	5,477,705
Tokyo Gas Co., Ltd.	81,600	2,166,251
Tokyo Tatemono Co., Ltd.	36,300	498,463
Tokyu Corp.	104,500	1,800,081
Tokyu Fudosan Holdings Corp.	98,200	693,291
Toppan Printing Co., Ltd.	116,000	909,024
Toray Industries, Inc.	278,500	2,197,526

See accompanying notes to financial statements.

7

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Toshiba Corp. (b)	1,342,000	$4,034,542
Tosoh Corp.	56,500	875,823
TOTO, Ltd.	30,300	1,406,058
Toyo Seikan Group Holdings, Ltd.	28,500	500,709
Toyo Suisan Kaisha, Ltd.	18,300	651,772
Toyoda Gosei Co., Ltd.	16,800	426,048
Toyota Industries Corp.	31,900	1,788,462
Toyota Motor Corp.	471,100	30,495,075
Toyota Tsusho Corp.	46,300	1,550,788
Trend Micro, Inc.	24,200	1,380,797
Tsuruha Holdings, Inc.	8,000	1,003,205
Unicharm Corp.	86,000	2,587,803
United Urban Investment Corp. REIT	568	881,499
USS Co., Ltd.	43,500	827,861
West Japan Railway Co.	33,200	2,447,026
Yahoo! Japan Corp. (a)	294,200	977,435
Yakult Honsha Co., Ltd.	22,700	1,516,544
Yamada Denki Co., Ltd.	127,900	636,238
Yamaguchi Financial Group, Inc.	39,000	439,417
Yamaha Corp.	27,400	1,424,854
Yamaha Motor Co., Ltd. (a)	57,100	1,436,199
Yamato Holdings Co., Ltd. (a)	67,200	1,980,236
Yamazaki Baking Co., Ltd.	30,700	803,774
Yaskawa Electric Corp.	49,200	1,738,979
Yokogawa Electric Corp.	46,400	826,080
Yokohama Rubber Co., Ltd. (a)	20,700	430,390

		710,821,050

LUXEMBOURG — 0.3%
ArcelorMittal	136,405	3,999,012
Eurofins Scientific SE	2,271	1,263,178
Millicom International Cellular SA SDR	14,562	861,089
RTL Group SA	8,135	551,835
SES SA	77,250	1,415,132
Tenaris SA	99,459	1,824,879

		9,915,125

MACAU — 0.1%
MGM China Holdings, Ltd. (a)	169,200	392,513
Wynn Macau, Ltd.	334,400	1,076,241

		1,468,754

MEXICO — 0.0% (c)
Fresnillo PLC	41,967	633,578

NETHERLANDS — 4.7%
ABN AMRO Group NV (d)	90,456	2,346,697
Aegon NV	389,937	2,338,273
Akzo Nobel NV	52,982	4,535,514
ASML Holding NV	84,730	16,787,836
EXOR NV	23,718	1,597,826
Heineken Holding NV	24,623	2,360,260
Heineken NV	54,202	5,443,653
ING Groep NV	805,292	11,591,021
Koninklijke Ahold Delhaize NV	260,134	6,227,770
Koninklijke DSM NV	38,198	3,840,788
Koninklijke KPN NV	723,653	1,968,620
Koninklijke Philips NV	195,633	8,319,886
Koninklijke Vopak NV	15,913	735,180
NN Group NV	67,012	2,725,878
NXP Semiconductors NV (b)	47,872	5,230,973
Randstad NV	25,095	1,477,290
Royal Dutch Shell PLC Class A	948,093	32,907,726
Royal Dutch Shell PLC Class B	772,849	27,687,314
Wolters Kluwer NV	61,305	3,454,291

		141,576,796

NEW ZEALAND — 0.2%
a2 Milk Co., Ltd.	156,772	1,216,393
Auckland International Airport, Ltd.	181,879	834,897
Fisher & Paykel Healthcare Corp., Ltd.	105,370	1,062,264
Fletcher Building, Ltd.	153,377	721,715
Meridian Energy, Ltd.	262,247	553,969
Ryman Healthcare, Ltd.	72,076	584,125
Spark New Zealand, Ltd.	345,222	871,822

		5,845,185

NORWAY — 0.7%
Aker BP ASA	23,820	879,105
DNB ASA	192,801	3,768,306
Equinor ASA	228,973	6,079,427
Gjensidige Forsikring ASA	44,759	733,682
Marine Harvest ASA	81,622	1,624,348
Norsk Hydro ASA	261,897	1,567,770
Orkla ASA	171,196	1,499,729
Schibsted ASA Class B	19,596	552,989
Telenor ASA	154,143	3,161,195
Yara International ASA	37,661	1,561,815

		21,428,366

PORTUGAL — 0.2%
EDP - Energias de Portugal SA	505,374	2,006,169
Galp Energia SGPS SA	99,448	1,896,666
Jeronimo Martins SGPS SA	45,284	654,019

		4,556,854

SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	512,350	992,009
CapitaLand Commercial Trust	468,038	569,815
CapitaLand Mall Trust REIT	528,100	801,736
CapitaLand, Ltd.	544,400	1,261,682
City Developments, Ltd.	90,700	727,063
ComfortDelGro Corp., Ltd.	469,500	809,186
DBS Group Holdings, Ltd.	355,713	6,942,078
Genting Singapore, Ltd.	1,313,300	1,175,083
Golden Agri-Resources, Ltd.	1,326,600	296,746
Jardine Cycle & Carriage, Ltd.	17,233	402,167
Keppel Corp., Ltd.	305,800	1,603,572
Oversea-Chinese Banking Corp., Ltd.	622,826	5,316,974
SATS, Ltd.	114,700	420,609
Sembcorp Industries, Ltd.	177,900	358,801
Singapore Airlines, Ltd.	112,800	884,365
Singapore Exchange, Ltd.	152,600	802,451
Singapore Press Holdings, Ltd.	306,400	584,261
Singapore Technologies Engineering, Ltd.	304,700	735,213
Singapore Telecommunications, Ltd.	1,612,800	3,643,142

See accompanying notes to financial statements.

8

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Suntec Real Estate Investment Trust	564,700	$716,488
United Overseas Bank, Ltd.	263,090	5,163,395
UOL Group, Ltd.	89,832	502,031
Venture Corp., Ltd.	59,700	781,113
Wilmar International, Ltd.	356,500	800,066

		36,290,046

SOUTH AFRICA — 0.1%
Investec PLC	145,593	1,034,139
Mediclinic International PLC	74,531	518,172
Old Mutual, Ltd. (b)	155,571	308,911

		1,861,222

SPAIN — 3.0%
ACS Actividades de Construccion y Servicios SA	50,010	2,026,105
Aena SME SA (d)	13,923	2,527,778
Amadeus IT Group SA	91,656	7,234,079
Banco Bilbao Vizcaya Argentaria SA	1,388,507	9,846,878
Banco de Sabadell SA	1,215,062	2,036,467
Banco Santander SA	3,345,869	17,938,515
Bankia SA	245,497	919,223
Bankinter SA	148,224	1,443,658
CaixaBank SA	761,638	3,295,564
Enagas SA (a)	44,088	1,288,933
Endesa SA (a)	62,029	1,368,413
Ferrovial SA	103,506	2,123,910
Gas Natural SDG SA (a)	71,595	1,895,839
Grifols SA (a)	64,388	1,938,043
Iberdrola SA	1,207,314	9,337,191
Industria de Diseno Textil SA	227,638	7,776,689
Mapfre SA	252,051	760,720
Red Electrica Corp. SA (a)	93,526	1,904,384
Repsol SA	277,933	5,440,256
Siemens Gamesa Renewable Energy SA (a)	45,639	613,054
Telefonica SA	974,460	8,281,546

		89,997,245

SWEDEN — 2.5%
Alfa Laval AB	57,186	1,359,015
Assa Abloy AB Class B	211,013	4,502,837
Atlas Copco AB Class A	141,606	4,128,196
Atlas Copco AB Class B	77,417	2,030,617
Boliden AB	56,888	1,847,938
Electrolux AB Class B	46,560	1,061,730
Epiroc AB Class A (b)	133,225	1,399,711
Epiroc AB Class B (b)	77,417	709,613
Essity AB Class B	128,689	3,181,982
Hennes & Mauritz AB Class B (a)	181,379	2,706,695
Hexagon AB Class B	52,932	2,955,459
Husqvarna AB Class B	80,679	766,748
ICA Gruppen AB (a)	18,803	577,374
Industrivarden AB Class C	37,373	725,653
Investor AB Class B	96,180	3,923,103
Kinnevik AB Class B	50,950	1,747,882
L E Lundbergforetagen AB Class B	17,802	547,631
Lundin Petroleum AB	39,977	1,276,708
Nordea Bank AB	635,956	6,133,499
Sandvik AB	238,179	4,233,228
Securitas AB Class B	67,661	1,115,204
Skandinaviska Enskilda Banken AB Class A	332,040	3,160,801
Skanska AB Class B	66,549	1,211,064
SKF AB Class B	79,713	1,485,374
Svenska Handelsbanken AB Class A	323,167	3,596,524
Swedbank AB Class A	191,023	4,095,485
Swedish Match AB	37,972	1,883,320
Tele2 AB Class B	66,816	786,466
Telefonaktiebolaget LM Ericsson Class B	645,564	4,997,962
Telia Co. AB	599,675	2,745,662
Volvo AB Class B	328,771	5,262,688

		76,156,169

SWITZERLAND — 8.4%
ABB, Ltd.	383,024	8,374,491
Adecco Group AG	33,728	1,995,929
Baloise Holding AG	9,906	1,439,585
Barry Callebaut AG	445	797,724
Chocoladefabriken Lindt & Spruengli AG (e)	230	1,489,400
Chocoladefabriken Lindt & Spruengli AG (e)	22	1,670,577
Cie Financiere Richemont SA	108,375	9,181,233
Clariant AG (b)	42,087	1,009,630
Coca-Cola HBC AG (b)	42,516	1,420,695
Credit Suisse Group AG	531,551	8,003,109
Dufry AG (b)	6,987	889,427
EMS-Chemie Holding AG	1,763	1,130,117
Ferguson PLC	47,848	3,885,038
Geberit AG	7,824	3,355,901
Givaudan SA	1,939	4,397,631
Glencore PLC	2,391,268	11,428,604
Julius Baer Group, Ltd. (b)	47,546	2,790,655
Kuehne + Nagel International AG	11,324	1,701,537
LafargeHolcim, Ltd. (b)	101,629	4,951,721
Lonza Group AG (b)	15,642	4,150,931
Nestle SA	641,236	49,661,160
Novartis AG	458,648	34,772,165
Pargesa Holding SA	8,029	680,033
Partners Group Holding AG	3,572	2,617,080
Roche Holding AG	144,896	32,183,708
Schindler Holding AG (e)	8,500	1,828,491
Schindler Holding AG (e)	4,045	850,593
SGS SA	1,133	3,014,639
Sika AG	27,205	3,764,507
Sonova Holding AG	11,493	2,058,543
STMicroelectronics NV	144,177	3,216,861
Straumann Holding AG	2,242	1,704,728
Swatch Group AG (e)	6,532	3,099,074
Swatch Group AG (e)	11,256	973,189
Swiss Life Holding AG (b)	7,032	2,443,265
Swiss Prime Site AG (b)	15,174	1,392,930
Swiss Re AG	65,713	5,671,589
Swisscom AG (a)	5,350	2,387,955
Temenos AG (b)	12,522	1,891,636
UBS Group AG (b)	798,411	12,322,522
Vifor Pharma AG	9,918	1,584,663
Zurich Insurance Group AG	31,426	9,308,008

		251,491,274

See accompanying notes to financial statements.

9

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC	22,393	$1,058,996

UNITED KINGDOM — 15.8%
3i Group PLC	199,746	2,375,015
Admiral Group PLC	40,811	1,027,775
Anglo American PLC (a)	220,704	4,938,386
Ashtead Group PLC	100,881	3,027,368
Associated British Foods PLC	72,315	2,614,076
AstraZeneca PLC	261,719	18,150,935
Auto Trader Group PLC (d)	186,149	1,046,706
Aviva PLC	821,156	5,464,024
Babcock International Group PLC	60,228	650,282
BAE Systems PLC	652,063	5,568,214
Barclays PLC	3,544,498	8,844,492
Barratt Developments PLC	214,149	1,457,192
Berkeley Group Holdings PLC	27,055	1,351,978
BP PLC	4,108,396	31,367,640
British American Tobacco PLC ADR	6,638	334,887
British American Tobacco PLC	466,945	23,611,352
British Land Co. PLC REIT	189,478	1,681,565
BT Group PLC	1,729,670	4,973,676
Bunzl PLC	68,085	2,062,958
Burberry Group PLC	89,202	2,543,810
Carnival PLC	37,646	2,160,553
Centrica PLC	1,131,555	2,355,190
CNH Industrial NV	204,800	2,174,984
Coca-Cola European Partners PLC (e)	7,000	284,480
Coca-Cola European Partners PLC (e)	38,766	1,574,187
Compass Group PLC	323,033	6,902,651
ConvaTec Group PLC (d)	276,322	774,866
Croda International PLC	26,804	1,699,332
DCC PLC	18,891	1,719,672
Diageo PLC	508,405	18,270,662
Direct Line Insurance Group PLC	272,368	1,233,048
easyJet PLC	35,408	782,085
Experian PLC	186,480	4,615,025
Fiat Chrysler Automobiles NV	227,174	4,332,383
G4S PLC	337,308	1,192,151
GlaxoSmithKline PLC	1,024,046	20,682,854
GVC Holdings PLC	110,661	1,535,514
Hammerson PLC REIT	169,641	1,170,460
Hargreaves Lansdown PLC	61,934	1,612,064
HSBC Holdings PLC	4,124,906	38,704,078
Imperial Brands PLC	194,636	7,251,645
Informa PLC	265,450	2,926,345
InterContinental Hotels Group PLC	37,260	2,321,888
International Consolidated Airlines Group SA	123,360	1,083,386
Intertek Group PLC	34,378	2,594,354
ITV PLC	758,375	1,742,166
J Sainsbury PLC	347,633	1,474,188
John Wood Group PLC	144,076	1,194,179
Johnson Matthey PLC	40,228	1,922,088
Kingfisher PLC	438,112	1,717,900
Land Securities Group PLC REIT	150,159	1,897,030
Legal & General Group PLC	1,224,466	4,300,161
Lloyds Banking Group PLC	14,934,270	12,431,555
London Stock Exchange Group PLC	64,335	3,797,592
Marks & Spencer Group PLC	337,505	1,314,940
Meggitt PLC	167,696	1,092,170
Melrose Industries PLC	1,026,167	2,881,654
Merlin Entertainments PLC (d)	137,489	701,938
Micro Focus International PLC	25,294	441,975
Micro Focus International PLC ADR	63,206	1,091,568
Mondi PLC	75,935	2,056,194
National Grid PLC	700,751	7,756,599
Next PLC	30,635	2,446,975
Pearson PLC	158,462	1,851,504
Persimmon PLC	63,550	2,125,236
Prudential PLC	535,842	12,270,645
Quilter PLC (b) (d)	0	—
Randgold Resources, Ltd.	20,596	1,582,567
Reckitt Benckiser Group PLC	138,594	11,416,047
RELX NV	202,863	4,326,116
RELX PLC	214,857	4,602,466
Rio Tinto PLC	248,766	13,797,489
Rio Tinto, Ltd.	86,264	5,318,144
Rolls-Royce Holdings PLC (b)	338,013	4,409,960
Royal Bank of Scotland Group PLC (b)	1,010,414	3,416,373
Royal Mail PLC	191,233	1,276,011
RSA Insurance Group PLC	212,803	1,908,797
Sage Group PLC	224,651	1,864,400
Schroders PLC	25,234	1,052,094
Segro PLC REIT	206,962	1,829,080
Severn Trent PLC	52,145	1,362,776
Shire PLC ADR	4,539	766,183
Shire PLC	175,178	9,864,043
Sky PLC	212,668	4,103,527
Smith & Nephew PLC	177,606	3,278,092
Smiths Group PLC	83,413	1,869,940
SSE PLC	205,930	3,683,963
St James’s Place PLC	111,941	1,695,892
Standard Chartered PLC	585,828	5,356,844
Standard Life Aberdeen PLC	550,222	2,365,985
Taylor Wimpey PLC	711,313	1,680,070
Tesco PLC	1,986,085	6,731,007
Travis Perkins PLC	54,867	1,030,433
Unilever NV	319,014	17,798,238
Unilever PLC	254,964	14,110,958
United Utilities Group PLC	143,593	1,446,865
Vodafone Group PLC	5,522,180	13,401,693
Weir Group PLC	50,739	1,339,764
Whitbread PLC	37,234	1,946,173
Wm Morrison Supermarkets PLC	443,810	1,476,570
WPP PLC	261,187	4,113,849

		475,776,854

UNITED STATES — 0.0% (c)
Altice USA, Inc. Class A	49,190	839,181

TOTAL COMMON STOCKS (Cost $2,664,055,244)		2,961,137,992

RIGHTS — 0.0% (c)
ITALY — 0.0% (c)
Intesa Sanpaolo SpA (expiring 7/17/18) (b) (f)	2,866,860	—

See accompanying notes to financial statements.

10

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (b)	50,010	$51,499
Repsol SA (expiring 7/6/18) (b)	261,218	148,254

		199,753

TOTAL RIGHTS (Cost $201,653)		199,753

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (g) (h)	29,498,560	29,498,560
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	16,407,184	16,407,184

TOTAL SHORT-TERM INVESTMENTS (Cost $45,905,744)		45,905,744

TOTAL INVESTMENTS — 99.8% (Cost $2,710,162,641)		3,007,243,489
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,957,299

NET ASSETS — 100.0%		$3,013,200,788

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $0 representing 0.0% of net assets.

(g)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at June 30, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

At June 30, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	480	09/21/2018	$48,598,298	$46,929,600	$(1,668,698)

During the period ended June 30, 2018, average notional value related to futures contracts was $49,569,851 or less than 0.5% of net assets.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$210,127,218	$—	$—	$210,127,218
Austria	6,737,390	—	—	6,737,390
Belgium	31,417,573	—	—	31,417,573
Chile	1,005,904	—	—	1,005,904
China	4,511,578	—	—	4,511,578
Denmark	48,385,836	—	—	48,385,836
Finland	30,144,575	—	—	30,144,575
France	316,415,237	—	—	316,415,237
Germany	284,449,447	—	—	284,449,447
Hong Kong	101,730,375	—	—	101,730,375
Ireland	18,781,206	—	—	18,781,206
Israel	14,938,454	—	—	14,938,454
Italy	62,776,504	—	—	62,776,504
Japan	710,821,050	—	—	710,821,050

See accompanying notes to financial statements.

11

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Luxembourg	$9,915,125	$—	$—	$9,915,125
Macau	1,468,754	—	—	1,468,754
Mexico	633,578	—	—	633,578
Netherlands	141,576,796	—	—	141,576,796
New Zealand	5,845,185	—	—	5,845,185
Norway	21,428,366	—	—	21,428,366
Portugal	4,556,854	—	—	4,556,854
Singapore	36,290,046	—	—	36,290,046
South Africa	1,861,222	—	—	1,861,222
Spain	89,997,245	—	—	89,997,245
Sweden	76,156,169	—	—	76,156,169
Switzerland	251,491,274	—	—	251,491,274
United Arab Emirates	1,058,996	—	—	1,058,996
United Kingdom	475,776,854	—	—	475,776,854
United States	839,181	—	—	839,181
Rights
Italy	—	—	—	—
Spain	199,753	—	—	199,753
Short-Term Investments	45,905,744	—	—	45,905,744

TOTAL INVESTMENTS	$3,007,243,489	$—	$—	$3,007,243,489

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	(1,668,698)	—	—	(1,668,698)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,668,698)	$—	$—	$(1,668,698)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,151,852	$18,151,852	$365,681,976	$354,335,268	$—	$—	29,498,560	$29,498,560	$228,519	$—
State Street Navigator Securities Lending Government Money Market Portfolio	15,887,666	15,887,666	411,954,639	411,435,121	—	—	16,407,184	16,407,184	534,592	—

TOTAL		$34,039,518	$777,636,615	$765,770,389	$—	$—		$45,905,744	$763,111	$—

See accompanying notes to financial statements.

12

State Street International Developed Equity Index Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$2,961,337,745
Investments in affiliated issuers, at value	45,905,744

Total Investments	3,007,243,489
Foreign currency, at value	7,789,270
Cash at broker	4,122,131
Receivable for investments sold	209,517
Dividends receivable — unaffiliated issuers	5,868,868
Dividends receivable — affiliated issuers	48,939
Securities lending income receivable — unaffiliated issuers	45,772
Securities lending income receivable — affiliated issuers	60,147
Receivable for foreign taxes recoverable	6,621,034
Other Receivable	170,400

TOTAL ASSETS	3,032,179,567

LIABILITIES
Due to custodian	170,341
Payable upon return of securities loaned	16,407,184
Payable for investments purchased	402,692
Payable to broker — variation margin on open futures contracts	1,666,980
Advisory fee payable	269,279
Custodian fees payable	74
Professional fees payable	62,110
Printing and postage fees payable	115
Accrued expenses and other liabilities	4

TOTAL LIABILITIES	18,978,779

NET ASSETS	$3,013,200,788

Net Assets	$3,013,200,788

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,664,256,897
Investments in affiliated issuers	45,905,744

Total cost of investments	$2,710,162,641

Foreign currency, at cost	$7,824,185

* Includes investments in securities on loan, at value	$39,912,699

See accompanying notes to financial statements.

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State Street International Developed Equity Index Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$11,073
Dividend income — unaffiliated issuers	63,873,938
Dividend income — affiliated issuers	228,519
Dividend income — non-cash transactions	3,276,391
Unaffiliated securities lending income	118,345
Affiliated securities lending income	534,592
Foreign taxes withheld	(6,340,018)

TOTAL INVESTMENT INCOME	61,702,840

EXPENSES
Advisory fee	1,611,182
Administration and custody fees	322,514
Trustees’ fees and expenses	33,380
Professional fees and expenses	70,261
Printing and postage fees	2,355
Insurance expense	536
Miscellaneous expenses	23,571

TOTAL EXPENSES	2,063,799

NET INVESTMENT INCOME (LOSS)	59,639,041

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,798,185
Foreign currency transactions	(609,586)
Futures contracts	166,821

Net realized gain (loss)	6,355,420

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(133,767,707)
Foreign currency translations	(321,335)
Futures contracts	(2,632,493)

Net change in unrealized appreciation/depreciation	(136,721,535)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(130,366,115)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(70,727,074)

See accompanying notes to financial statements.

14

State Street International Developed Equity Index Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$59,639,041	$69,187,821
Net realized gain (loss)	6,355,420	5,670,197
Net change in unrealized appreciation/depreciation	(136,721,535)	469,833,683

Net increase (decrease) in net assets resulting from operations	(70,727,074)	544,691,701

FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	585,334,943	562,875,573
Withdrawals	(357,076,076)	(232,962,957)

Net increase (decrease) in net assets from capital transactions	228,258,867	329,912,616

Net increase (decrease) in net assets during the period	157,531,793	874,604,317

Net assets at beginning of period	2,855,668,995	1,981,064,678

NET ASSETS AT END OF PERIOD	$3,013,200,788	$2,855,668,995

See accompanying notes to financial statements.

15

State Street International Developed Equity Index Portfolio

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)		Year Ended 12/31/17	For the Period 4/29/16* - 12/31/16
Total return (a)	(2.77)%		25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,013,201		$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.14	%(b)	0.14%	0.15	%(b)
Net investment income (loss)	4.07	%(b)	2.80%	2.57	%(b)
Portfolio turnover rate	7	%(c)	4%	1	%(c)

*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.

See accompanying notes to financial statements.

16

State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2018, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.

The Portfolio was formed on April 29, 2016, with an initial in-kind contribution of securities from the State Street Hedged International Developed Equity Index Fund (the “Fund”), as part of a tax-free in-kind transaction in which the Fund contributed equity securities into the Portfolio, and a cash contribution of $10,010 from SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The transaction consisted of 929 securities totaling $1,275,794,840 at market value, and included $31,466,206 in unrealized depreciation.

The Portfolio is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

17

State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended June 30, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

18

State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2018, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

The following summarizes the value of the Portfolio’s derivative instruments as of June 30, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts (a)	$—	$—	$—	$(1,666,980)	$—	$(1,666,980)

(a)	Unrealized depreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

19

State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$166,821	$—	$166,821

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(2,632,493)	$—	$(2,632,493)

4.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.

Other Transactions with Affiliates - Securities Lending

State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedule of Investments.

Due to Custodian

In certain circumstances, the Portfolios or Funds may have a cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of June 30, 2018, the Portfolio had a cash overdraft related to futures contracts margin movement.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

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State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:

	Purchases	Sales
State Street International Developed Equity Index Portfolio	$484,702,268	$215,837,025

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,726,185,616	$407,833,842	$110,752,994	$297,080,848

8.	Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

21

State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street International Developed Equity Index Portfolio	$39,912,699	$16,407,184	$25,123,103	$41,530,287

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:

		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$16,407,184	$—	$—	$—	$16,407,184	$16,407,184

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Portfolio had no outstanding loans as of June 30, 2018.

10.	Risks

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22

State Street International Developed Equity Index Portfolio

OTHER INFORMATION

June 30, 2018 (Unaudited)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$962.90	$0.68	$1,024.10	$0.70

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

23

State Street International Developed Equity Index Portfolio

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Trustee Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:

•

Comparisons of the Portfolio’s performance over the past one-year period ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund’s”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and

•	Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

24

State Street International Developed Equity Index Portfolio

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s Administrator;

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;

25

State Street International Developed Equity Index Portfolio

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.

26

State Street International Developed Equity Index Portfolio

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

State Street International Developed Equity Index Portfolio. The Board considered that the Portfolio’s performance approximately equaled the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period. The Board also considered that the Fund is an index fund whose investment objective involves providing investment results that, before fees and expenses, correspond generally to the total return performance of its benchmark index. In this regard, the Board considered information regarding the Fund’s tracking difference and was satisfied with the Fund’s performance in tracking its benchmark index.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Feeder Fund.

State Street International Developed Equity Index Portfolio. The Board considered the investment advisory fee for the State Street International Developed Equity Index Portfolio in the context of its overall master-feeder arrangement with the State Street International Developed Equity Index Fund. The Board considered that the actual management fee for the State Street International Developed Equity Index Fund was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time

27

State Street International Developed Equity Index Portfolio

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

28

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

SSIITHIDESAR

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedule of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1)    Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)    Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)    Not applicable to the Registrant.

(a)(4)    Not applicable to the Registrant.

(b)    Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 6, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 6, 2018